Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Finding Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494499216			D	B	A	A	D	B	A	A	Closed	FCOM1227	2021-05-11 02:29	2021-07-06 14:40	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-PUD rider provided. - Due Diligence Vendor-07/06/2021 Ready for Review-Document Uploaded. Please see the attached corrected Recorded Mortgage with PUD rider - Seller-07/06/2021 Open-Property is a PUD with a PUD rider not provided. - Due Diligence Vendor-05/19/2021 Open-PUD Rider is Missing. Per appraisal. - Due Diligence Vendor-05/11/2021	Ready for Review-Document Uploaded. Please see the attached corrected Recorded Mortgage with PUD rider - Seller-07/06/2021	Resolved-PUD rider provided. - Due Diligence Vendor-07/06/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 4 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 4 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 1 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals 0.3820769230769231

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Not Below the Guideline Maximum Of % By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 80% Is Not Below The Guideline Maximum Of % By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 719 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Not Met
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$709,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494499216			D	B	A	A	D	B	A	A	Closed	FCOM1262	2021-05-10 20:35	2021-05-19 03:37	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc - ROR	Right of Rescission is Missing
Acknowledged-Reopening of rescission, evidence of delivery and loe was provided to cure. Finding acknowledged. - Due Diligence Vendor-05/19/2021
Resolved-Right of Rescission is Provided - Due Diligence Vendor-05/19/2021
Ready for Review-New RTC was provided with new rescission, borrower did not choose to rescind. Documentation has been provided. Per XXX, documentation provided is acceptable. - Seller-05/18/2021
Open-Lender used incorrect RTC Form H-9. Missing RTC Form H-8 as required. This is noted as a material violation. - Due Diligence Vendor-05/13/2021
Open-Subject Transaction is not a Lender to Lender Refinance per Final CD, payoff demand and Title work.  Lender used incorrect RTC Form H-9.  Missing RTC Form H-8 as required. - Due Diligence Vendor-05/10/2021
Open-Right of Rescission is Missing - Due Diligence Vendor-05/10/2021
Open-Right of Rescission is Missing - Due Diligence Vendor-05/10/2021
																							Ready for Review-New RTC was provided with new rescission, borrower did not choose to rescind. Documentation has been provided. Per XXX, documentation provided is acceptable. - Seller-05/18/2021	Acknowledged-Reopening of rescission, evidence of delivery and loe was provided to cure. Finding acknowledged. - Due Diligence Vendor-05/19/2021 Resolved-Right of Rescission is Provided - Due Diligence Vendor-05/19/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 4 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 4 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 1 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals 0.3820769230769231

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Not Below the Guideline Maximum Of % By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 80% Is Not Below The Guideline Maximum Of % By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 719 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Not Met
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$709,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494499216			D	B	A	A	D	B	A	A	Closed	finding-47	2021-05-08 18:02	2021-05-15 20:35	Resolved	3 - Material	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test
Resolved-Updated certified CD provided showing funding date on the 15th as stated. - Due Diligence Vendor-05/15/2021

Ready for Review-The disbursement date is 03/15/21 which is after the RTC date.  No violation occurred.  PCCD and Final Settlement has been provided. - Seller-05/14/2021

Open-Funding date of 03/10/2021 per most recent CD is dated prior to RTC cancelation date of 03/11/2021. - Due Diligence Vendor-05/10/2021

Open- - Due Diligence Vendor-05/10/2021

Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-05/08/2021
																							Ready for Review-The disbursement date is 03/XX/21 which is after the RTC date. No violation occurred. PCCD and Final Settlement has been provided. - Seller-05/XX/2021	Resolved-Updated certified CD provided showing funding date on the 15th as stated. - Due Diligence Vendor-05/15/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 4 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 4 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 1 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals 0.3820769230769231

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Not Below the Guideline Maximum Of % By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 80% Is Not Below The Guideline Maximum Of % By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 719 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Not Met
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$709,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494498554			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-06-29 15:59	2021-07-06 14:51	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXis less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-07/06/2021
Ready for Review-Document Uploaded. Attached are the latest dec page and replacement cost estimator. - Seller-07/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXis less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-06/29/2021
																							Ready for Review-Document Uploaded. Attached are the latest dec page and replacement cost estimator. - Seller-07/01/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $572000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $519358 - Due Diligence Vendor-07/06/2021	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.03606227106227106 Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 812 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 26 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$616,000.00	NJ	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494414875			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,000.00	LA	Primary Residence	Refinance	Rate and Term
494517373			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$720,000.00	MI	Primary Residence	Refinance	Cash Out - Other
494460339			D	A	D	A	C	A	A	A	Closed	FCRE1150	2021-06-24 17:12	2021-07-08 14:26	Resolved	3 - Material	D	A	Credit	Missing Doc - Title	Subordination Agreement is Missing	Resolved-Subordination Agreement is Present - Due Diligence Vendor-07/08/2021 Ready for Review-Disagree -There was no subordination agreement as all liens were paid. Please let us know if a Sub Agreement is required. - Seller-07/07/2021 Open-Missing Subordination Agreement - Due Diligence Vendor-07/02/2021 Open-Missing Subordination Agreement - Due Diligence Vendor-06/24/2021	Ready for Review-Disagree -There was no subordination agreement as all liens were paid. Please let us know if a Sub Agreement is required. - Seller-07/07/2021	Resolved-Subordination Agreement is Present - Due Diligence Vendor-07/08/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 30 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,295.00	FL	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494460339			D	A	D	A	C	A	A	A	Closed	FCRE1159	2021-06-30 19:53	2021-07-08 14:25	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Resolved-Hazard Insurance Effective Date of 06-XX-2020 is prior to or equal to the Disbursement Date of 05-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-07/08/2021
Resolved-Hazard Insurance Effective Date of 06-XX-2020 is prior to or equal to the Disbursement Date of 05-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-07/08/2021
Ready for Review-Disagree- the effective date of policy in file is 06/XX/2020 to 06/XX/2021  which falls between the coverage period. - Seller-07/07/2021
Open-Hazard Insurance Effective Date of 06-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/02/2021
Open-Hazard Insurance Effective Date of 06-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-06/30/2021
																							Ready for Review-Disagree- the effective date of policy in file is 06/XX/2020 to 06/XX/2021 which falls between the coverage period. - Seller-07/07/2021	Resolved-Hazard Insurance Effective Date of 06-XX-2020 is prior to or equal to the Disbursement Date of 05-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-07/08/2021 Resolved-Hazard Insurance Effective Date of 06-XX-2020 is prior to or equal to the Disbursement Date of 05-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-07/08/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 30 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,295.00	FL	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494460339			D	A	D	A	C	A	A	A	Closed	FCRE1168	2021-06-30 19:53	2021-07-08 14:25	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $492250.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $489000 - Due Diligence Vendor-07/08/2021

Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/08/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $492250.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-07/02/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $401680 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $401680 - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/08/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $492250.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $489000 - Due Diligence Vendor-07/08/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 30 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,295.00	FL	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494460339			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-06-28 18:22	2021-07-07 15:14	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/07/2021

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/07/2021

Ready for Review-Document Uploaded. See attached verification of employment for self employed borrower. Documentation verifies borrower company is in existence.  - Seller-07/06/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/02/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/02/2021

Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-06/28/2021
																							Ready for Review-Document Uploaded. See attached verification of employment for self employed borrower. Documentation verifies borrower company is in existence. - Seller-07/06/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/07/2021 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/07/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 30 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,295.00	FL	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494460339			D	A	D	A	C	A	A	A	Closed	FCRE1199	2021-07-01 15:32	2021-07-07 15:08	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount
Resolved-Audited Loan Amount of $820295 is less than or equal to the Guideline Maximum Loan Amount of $1000000 - Due Diligence Vendor-07/07/2021

Resolved-Audited Loan Amount of $820295 is less than or equal to the Guideline Maximum Loan Amount of $822375 - Due Diligence Vendor-07/07/2021

Ready for Review-Document Uploaded. Disagree with finding, see attached note showing loan amount of 820,295 - Seller-07/06/2021

Open-Audited Loan Amount of $822460 is greater than the Guideline Maximum Loan Amount of $822375 - Due Diligence Vendor-07/02/2021

Open-Audited Loan Amount of $822460 is greater than the Guideline Maximum Loan Amount of $822375 - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. Disagree with finding, see attached note showing loan amount of XXX - Seller-07/06/2021	Resolved-Audited Loan Amount of $820295 is less than or equal to the Guideline Maximum Loan Amount of $1000000 - Due Diligence Vendor-07/07/2021 Resolved-Audited Loan Amount of $820295 is less than or equal to the Guideline Maximum Loan Amount of $822375 - Due Diligence Vendor-07/07/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 30 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,295.00	FL	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494422451			D	A	A	A	D	A	A	A	Closed	FCOM1227	2021-06-24 21:48	2021-07-08 15:02	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-PUD Rider provided. - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. PUD rider was found in file under recorded mortgage. PUD Rider is located on page 23 of the disclosed document. - Seller-07/08/2021 Open-Provide complete Deed/Mortgage for subject transaction with all Riders as it was not provided at review. - Due Diligence Vendor-07/06/2021 Open-PUD Rider is Missing - Due Diligence Vendor-07/06/2021 Open-PUD Rider is Missing - Due Diligence Vendor-06/24/2021	Ready for Review-Document Uploaded. PUD rider was found in file under recorded mortgage. PUD Rider is located on page 23 of the disclosed document. - Seller-07/08/2021	Resolved-PUD Rider provided. - Due Diligence Vendor-07/08/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12012903225806451

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 134 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,037,646.00	WA	Primary Residence	Refinance	Rate and Term
494491807			C	A	C	A	C	A	A	A	Closed	FCRE1442	2021-06-30 19:34	2021-07-08 13:29	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Expired	Resolved-AUS approval does not require assets to be verified. - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. See attached DU Findings showing no assets to be verified or required reserves. - Seller-07/07/2021 Open-Asset 1 Expired - Due Diligence Vendor-07/06/2021 Open-Asset 1 Expired - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. See attached DU Findings showing no assets to be verified or required reserves. - Seller-07/07/2021	Resolved-AUS approval does not require assets to be verified. - Due Diligence Vendor-07/08/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 59% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 809 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 59% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09340740740740741
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,000.00	AZ	Primary Residence	Refinance	Cash Out - Other
494491807			C	A	C	A	C	A	A	A	Closed	FCRE1443	2021-06-30 19:34	2021-07-08 13:29	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Expired	Resolved-AUS approval does not require assets to be verified. - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. See attached DU Findings showing no assets to be verified or required reserves. - Seller-07/07/2021 Open-Asset 2 Expired - Due Diligence Vendor-07/06/2021 Open-Asset 2 Expired - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. See attached DU Findings showing no assets to be verified or required reserves. - Seller-07/07/2021	Resolved-AUS approval does not require assets to be verified. - Due Diligence Vendor-07/08/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 59% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 809 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 59% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09340740740740741
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,000.00	AZ	Primary Residence	Refinance	Cash Out - Other
494491807			C	A	C	A	C	A	A	A	Closed	FCRE1456	2021-07-06 14:56	2021-07-08 13:28	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-AUS approval does not require assets to be verified. - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. See attached DU Findings showing no assets to be verified or required reserves. - Seller-07/07/2021 Open-Asset 2 Less Than 2 Months Verified - Due Diligence Vendor-07/06/2021	Ready for Review-Document Uploaded. See attached DU Findings showing no assets to be verified or required reserves. - Seller-07/07/2021	Resolved-AUS approval does not require assets to be verified. - Due Diligence Vendor-07/08/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 59% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 809 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 59% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09340740740740741
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$820,000.00	AZ	Primary Residence	Refinance	Cash Out - Other
494433431			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$779,500.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494764379			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$568,000.00	WA	Primary Residence	Construction-Perm	Rate and Term
494474188			C	A	C	A	C	A	A	A	Closed	FCRE1148	2021-06-25 16:56	2021-07-13 02:31	Resolved	3 - Material	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total
Resolved-Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/13/2021
Resolved-Corrected title with updated policy amount of $XXX provided. - Due Diligence Vendor-07/13/2021
Ready for Review-Document Uploaded. 7/12/2021 Disagree - The corrected Title commitment was provided please review.
Also the RCE for the hazard insurance was provided -please review  - Seller-07/12/2021
Open-Title Coverage Amount of $XXXis Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/06/2021
Open-Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/25/2021
																							Ready for Review-Document Uploaded. 7/12/2021 Disagree - The corrected Title commitment was provided please review. Also the RCE for the hazard insurance was provided -please review - Seller-07/12/2021	Resolved-Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/13/2021 Resolved-Corrected title with updated policy amount of $XXX provided. - Due Diligence Vendor-07/13/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 782 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18940871734194623

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14.70 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$783,500.00	TX	Primary Residence	Refinance	Rate and Term
494474188			C	A	C	A	C	A	A	A	Closed	finding-3632	2021-07-01 14:59	2021-07-08 15:13	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Fees updated. - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. 7/8/2021 Disagree – see attached predatory compliance worksheet – loan passed testing - Seller-07/08/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. 7/8/2021 Disagree – see attached predatory compliance worksheet – loan passed testing - Seller-07/08/2021	Resolved-Fees updated. - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 782 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18940871734194623

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14.70 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$783,500.00	TX	Primary Residence	Refinance	Rate and Term
494474188			C	A	C	A	C	A	A	A	Closed	finding-3631	2021-07-01 14:59	2021-07-08 15:13	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Fees updated. - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. 7/8/2021 Disagree – see attached predatory compliance worksheet – loan passed testing - Seller-07/08/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. 7/8/2021 Disagree – see attached predatory compliance worksheet – loan passed testing - Seller-07/08/2021	Resolved-Fees updated. - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 782 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18940871734194623

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14.70 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$783,500.00	TX	Primary Residence	Refinance	Rate and Term
494474188			C	A	C	A	C	A	A	A	Closed	finding-3634	2021-07-01 14:59	2021-07-08 15:13	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Fees updated.  - Due Diligence Vendor-07/08/2021

Ready for Review-Document Uploaded. 7/8/2021 Disagree – see attached predatory compliance worksheet – loan passed testing - Seller-07/08/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7,800.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. 7/8/2021 Disagree – see attached predatory compliance worksheet – loan passed testing - Seller-07/08/2021	Resolved-Fees updated. - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 782 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18940871734194623

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14.70 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$783,500.00	TX	Primary Residence	Refinance	Rate and Term
494506134			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$720,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494479729			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$635,000.00	WA	Primary Residence	Refinance	Rate and Term
494499671			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$664,000.00	TX	Primary Residence	Refinance	Rate and Term
494426750			D	A	C	A	D	A	A	A	Closed	FCOM1233	2021-07-08 16:49	2021-07-14 22:38	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Incomplete	Resolved-Final 1003 reflecting both applicants provided. Finding resolved. - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. See attached final 1003 showing both borrowers initialing joint application - Seller-07/09/2021 Open-The co-borrower's final 1003 was not provided. - Due Diligence Vendor-07/08/2021 Open-The Final 1003 is Incomplete. The co-borrower's final 1003 was not provided. - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. See attached final 1003 showing both borrowers initialing joint application - Seller-07/09/2021	Resolved-Final 1003 reflecting both applicants provided. Finding resolved. - Due Diligence Vendor-07/14/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 76 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13489725270678354

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.40 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	CA	Primary Residence	Purchase	NA
494422826			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,410,000.00	CA	Primary Residence	Refinance	Rate and Term
494494732			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$945,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494477104			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,300,002.00	FL	Primary Residence	Refinance	Rate and Term
494481508			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$900,000.00	CA	Primary Residence	Purchase	NA
494481260			C	B	C	A	C	B	A	A	Closed	FCRE1168	2021-07-01 19:55	2021-07-15 01:12	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is less than Subject Lien, however, extended replacement cost coverage applies. - Due Diligence Vendor-07/15/2021
Ready for Review-Document Uploaded.  - Seller-07/12/2021
Open-The declaration page reflects that there is extended replacement coverage however it does not stated the amount of extended coverage.  Declaration page also states the coverage is based on the replacement cost of the property, the replacement cost calculator was not provided. - Due Diligence Vendor-07/06/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. - Seller-07/12/2021	Resolved-Hazard Insurance Coverage Amount of $XXXis less than Subject Lien, however, extended replacement cost coverage applies. - Due Diligence Vendor-07/15/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 802 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09257664327206758

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.60 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,400,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494481260			C	B	C	A	C	B	A	A	Closed	finding-47	2021-07-06 14:59	2021-07-15 01:09	Cured	2 - Non-Material	C	B	Compliance	Right to Rescind	TILA Right of Rescission Test
Cured-null - Due Diligence Vendor-07/15/2021
Cured-Post close reopening of rescission with an updated RTC expiration date of 7/13 provided. Additionally, LOE and proof of delivery to borrower provided.  - Due Diligence Vendor-07/15/2021
Ready for Review-Document Uploaded. New rescission period opened and borrower did not choose to rescind.  New RTC documents have been provided. - Seller-07/14/2021
Open-The ROR expiration date is 4/XX/21, the disbursement date per the final CD dated 4/XX/21 is 4/XX/21.  No post close CD provided. - Due Diligence Vendor-07/06/2021
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-07/06/2021
																							Ready for Review-Document Uploaded. New rescission period opened and borrower did not choose to rescind. New RTC documents have been provided. - Seller-07/14/2021	Cured-Post close reopening of rescission with an updated RTC expiration date of 7/13 provided. Additionally, LOE and proof of delivery to borrower provided. - Due Diligence Vendor-07/15/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 802 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09257664327206758

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.60 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,400,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494408504			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-02 12:44	2021-07-20 18:32	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/20/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/02/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/20/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 771 is Greater Than The Guideline Minimum Of 620 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 6 Are Greater Than The Guideline Minimum Of 0.00 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.20 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.006475409836065574
																												QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$799,200.00	NY	Primary Residence	Purchase	NA
494509609			C	A	C	A	C	A	A	A	Closed	FCRE8946	2021-06-30 10:45	2021-07-27 20:25	Resolved	3 - Material	C	A	Credit	Income	Income documentation expiration dates
Resolved-Documentation to support continues business provided.  - Due Diligence Vendor-07/27/2021

Open-Pending verification of business within 30 prior to origination. Documentation provided for verification of continued business is dated post close. - Due Diligence Vendor-07/15/2021

Ready for Review-Document Uploaded. Please see attached printout (from end of April through 5/20) showing business was receiving income.  This evidence that business is open and operating was used to verify business was still active and there was no gap in employment.   - Seller-07/13/2021

Open-Third party evidence of co-borrower's business in file is dated 12/20, however transaction closed in 5/21- updated validation must be provided. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. Please see attached printout (from end of April through 5/XX) showing business was receiving income. This evidence that business is open and operating was used to verify business was still active and there was no gap in employment. - Seller-07/13/2021	Resolved-Documentation to support continues business provided. - Due Diligence Vendor-07/27/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0838675573069345

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7.67 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,287,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494509609			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-07-15 00:32	2021-07-27 20:21	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/27/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Pending verification of business within 30 days of origination. Documentation provided is dated post close. - Due Diligence Vendor-07/15/2021		Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/27/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0838675573069345

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7.67 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,287,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494509609			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-06-30 20:23	2021-07-15 00:29	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-HOI explanation of coverage provided with replacement cost coverage of 20%. Finding resolved. - Due Diligence Vendor-07/15/2021

Ready for Review-Document Uploaded.  - Seller-07/09/2021

Open-The dwelling coverage per the declaration page is $1,011,240.00 which included extended coverage, the lien amount is $1,287,000.00.  Replacement cost estimator not provided. - Due Diligence Vendor-07/06/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $842700 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $1011240 - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. - Seller-07/09/2021	Resolved-HOI explanation of coverage provided with replacement cost coverage of 20%. Finding resolved. - Due Diligence Vendor-07/15/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0838675573069345

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7.67 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,287,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494426621			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,050,000.00	TN	Primary Residence	Purchase	NA
494479570			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-06 18:17	2021-07-14 23:04	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Verification of S/E via business license was provided in loan file dated 2/XX/21. Evidence of business disbursements within 30 days of loan origination were also provided in the loan file. Validated QM: Safe Harbor. - Due Diligence Vendor-07/14/2021
Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statements for business show withdrawals and significant deposits throughout XXX showing business was still active and operating. - Seller-07/09/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Missing VVOE prior to closing. - Due Diligence Vendor-07/06/2021
																							Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date. As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months". Bank statements for business show withdrawals and significant deposits throughout February, March & April showing business was still active and operating. - Seller-07/09/2021	Resolved-Verification of S/E via business license was provided in loan file dated 2/XX/21. Evidence of business disbursements within 30 days of loan origination were also provided in the loan file. Validated QM: Safe Harbor. - Due Diligence Vendor-07/14/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20039789720549678

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 55 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8.33 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 37 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 50 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$947,000.00	CO	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494479570			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-06-29 14:06	2021-07-14 23:04	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Verification of S/E via business license was provided in loan file dated 2/XX also provided in the loan file. Proof of continued business within 30 days of origination validated. Finding resolved. - Due Diligence Vendor-07/14/2021
Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statements for business show withdrawals and significant deposits throughout February, March & April showing business was still active and operating. - Seller-07/09/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing. Provide VVOE within 10 days of closing - Due Diligence Vendor-07/06/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/06/2021
Open-Third party verification of primary business is dated 2/XX/21, however transaction closed 5/XX/21- proof of updated validation required. - Due Diligence Vendor-06/29/2021
																							Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date. As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months". Bank statements for business show withdrawals and significant deposits throughout February, March & April showing business was still active and operating. - Seller-07/09/2021	Resolved-Verification of S/E via business license was provided in loan file dated 2/XX/21. Evidence of business disbursements within 30 days of loan origination were also provided in the loan file. Proof of continued business within 30 days of origination validated. Finding resolved. - Due Diligence Vendor-07/14/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20039789720549678

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 55 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8.33 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 37 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 50 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$947,000.00	CO	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494421479			C	A	C	A	C	A	A	A	Closed	FCRE1199	2021-07-06 18:55	2021-07-13 20:57	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount
Resolved-Audited Loan Amount of $XXX is less than or equal to the Guideline Maximum Loan Amount of $2500000 - Due Diligence Vendor-07/13/2021
Ready for Review-Document Uploaded. Disagree. The subject loan's parameters of a Rate/Term refinance with less than a 60% LTV and credit score of at least 720 has a maximum loan amount of $2,500,000. The product guidelines have been uploaded.  - Seller-07/08/2021
Open-Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $1000000 - Due Diligence Vendor-07/06/2021
Open-Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $1000000 - Due Diligence Vendor-07/06/2021
																							Ready for Review-Document Uploaded. Disagree. The subject loan's parameters of a Rate/Term refinance with less than a 60% LTV and credit score of at least 720 has a maximum loan amount of $2,500,000. The product guidelines have been uploaded. - Seller-07/08/2021	Resolved-Audited Loan Amount of $XXX is less than or equal to the Guideline Maximum Loan Amount of $2500000 - Due Diligence Vendor-07/13/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07741588721535098

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,455,000.00	CO	Primary Residence	Refinance	Rate and Term
494466540			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,869,000.00	FL	Primary Residence	Purchase	NA
494528437			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$890,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494479649			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,030,000.00	CA	Primary Residence	Refinance	Rate and Term
494468772			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$550,400.00	WA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494416404			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$712,000.00	UT	Primary Residence	Purchase	NA
494488291			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-07 15:16	2021-07-24 15:38	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Documentation provided that borrower no longer owns land. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. Regarding XXX property, please note that property is not on 2020 returns or initial application.  It appears that the underwriter input it based on 2019 returns, then when 2020 returns came in they did not delete it so it printed on the final application.  Please see attached sheets from 2019 returns.  Although Schedule E shows it "XXX", the depreciation schedule notes it as Farm Property as well as statement 8 of form 8582.  Note matching income and depreciation figures.  This is the same property that was exchanged on form 8824, they do not own it anymore.  Please also see attached searches from county websites - California will not show addresses but you can see borrower sold 300 acres inXXX (where XXX is located) on the same day noted on the like-kind exchange form.  Also note that borrowers did not file a schedule F in 2020, suggesting that they no longer own farmland.   - Seller-07/22/2021
Open-Borrower's final application indicates borrower retained property located at XXX. No evidence of sale provided. Documents provide to support insurance payments on XXX.  - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. Please see attached 2020 Schedule E showing $4145 annually for insurance for XXX.  It is a commercial property.  Please also note that borrowers sold SXXX property as it is only claimed for 180 fair rental days in 2019 and does not show on 2020 Schedule E at all.  Appears that this may be the property that was "exchanged" for XXX on 2019 returns.   - Seller-07/15/2021
Open-File is missing verification of The insurance for XXX and the taxes and insurance for XXXX
. - Due Diligence Vendor-07/07/2021

Ready for Review-Document Uploaded. Regarding XXX, please note that property is not on 2020 returns or initial application.  It appears that the underwriter input it based on 2019 returns, then when 2020 returns came in they did not delete it so it printed on the final application.  Please see attached sheets from 2019 returns.  Although Schedule E shows it "XXX", the depreciation schedule notes it as Farm Property as well as statement 8 of form 8582.  Note matching income and depreciation figures.  This is the same property that was exchanged on form 8824, they do not own it anymore.  Please also see attached searches from county websites - California will not show addresses but you can see borrower sold 300 acres in XXX (where XXX is located) on the same day noted on the like-kind exchange form.  Also note that borrowers did not file a schedule F in 2020, suggesting that they no longer own farmland.   - Seller-07/22/2021
 Ready for Review-Document Uploaded. Please see attached 2020 Schedule E showing $4145 annually for insurance for XXX.  It is a commercial property.  Please also note that borrowers sold XXX property as it is only claimed for 180 fair rental days in 2019 and does not show on 2020 Schedule E at all.  Appears that this may be the property that was "exchanged" for XXX on 2019 returns.   - Seller-07/15/2021

																								Resolved-Documentation provided that borrower no longer owns land. - Due Diligence Vendor-07/24/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 46 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 764 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10066006600660066

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$557,522.00	CA	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494488291			D	A	D	A	A	A	A	A	Closed	FCRE2663	2021-07-07 15:15	2021-07-20 12:36	Resolved	2 - Non-Material	B	A	Credit	Missing Doc	Application Missing	Resolved-Documents provide to support borrower no longer owns property located at XXX. - Due Diligence Vendor-07/20/2021 Ready for Review-Document Uploaded. Please see attached property report. XXX appears to be owned by relatives, is no longer owned by borrowers. Please see attached pages from tax returns - in 2019 it was claimed for all 365 days, in 2020 only 174 rental days are claimed. - Seller-07/15/2021 Open-The file contains documentation in the file the borrowers own a property at XXX. This property is not listed on the application. - Due Diligence Vendor-07/07/2021	Ready for Review-Document Uploaded. Please see attached property report. XXX appears to be owned by relatives, is no longer owned by borrowers. Please see attached pages from tax returns - in 2019 it was claimed for all 365 days, in 2020 only 174 rental days are claimed. - Seller-07/15/2021	Resolved-Documents provide to support borrower no longer owns property located at 613 Cerro Circle. - Due Diligence Vendor-07/20/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 46 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 764 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10066006600660066

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$557,522.00	CA	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494421408			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$683,500.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494501745			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$790,000.00	TX	Primary Residence	Refinance	Rate and Term
494422201			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-06-30 21:43	2021-07-20 17:23	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost estimator provided with a value of $XXX. HOI dwelling = $XXX exceeds RC value. Finding resolved. - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. See attached RCE - Seller-07/16/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0. Provide RCE confirming coverage is adequate as it was not provided at the time of review. - Due Diligence Vendor-07/02/2021
																							Ready for Review-Document Uploaded. See attached RCE - Seller-07/16/2021	Resolved-Replacement cost estimator provided with a value of $XXX. HOI dwelling = $XXX exceeds RC value. Finding resolved. - Due Diligence Vendor-07/20/2021	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12034482758620689 Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 777 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$950,000.00	WA	Primary Residence	Purchase	NA
494438281			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-07-06 14:02	2021-07-24 17:54	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Ready for Review-Document Uploaded. 07/23 Attached is the documentation verifying the debts were paid prior to closing along with the paper trail to source the funds.  - Seller-07/23/2021
Open-DTI $46.18; agree with lender income and updated. DTI exceeds 43% based on consumer debt of $2123.18 included in DTI calculation. PC-CD indicates debt payoffs for 3 XXX with a total of $6565 which is not included in the $2123.18. PC-CD further reflects all other consumer debt marked as payoffs as well as on 1003 however, no evidence of payoff provided and PC-CD shows $0.00 on amount of payoff.   - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. Disagree. The payment on the departure residence (XXX) was included. Please note that the final CD for the subject purchase included debts that were paid off. See attached 1008 and PCCD for review. Regarding the income, as this is a Jumbo loan the income is not submitted to AUS. While the income should have been separated out, it does not impact the DTI or ability to repay. This is not a material issue. - Seller-07/15/2021
Open-Originator QM Designation Of ATR/QM: Status Pending Differs From Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/06/2021

Ready for Review-Document Uploaded. 07/23 Attached is the documentation verifying the debts were paid prior to closing along with the paper trail to source the funds.  - Seller-07/23/2021

 Ready for Review-Document Uploaded. Disagree. The payment on the departure residence (Challenge Blvd) was included. Please note that the final CD for the subject purchase included debts that were paid off. See attached 1008 and PCCD for review. Regarding the income, as this is a Jumbo loan the income is not submitted to AUS. While the income should have been separated out, it does not impact the DTI or ability to repay. This is not a material issue. - Seller-07/15/2021

																								Resolved-Audited DTI updated to 42.67%, within guidelines.
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 764 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07329343318630965

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$976,000.00	CA	Primary Residence	Purchase	NA
494438281			C	A	C	A	C	A	A	A	Closed	FCRE1193	2021-07-06 15:44	2021-07-24 17:53	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Ready for Review-Document Uploaded. 07/23 Attached is the documentation verifying the debts were paid prior to closing along with the paper trail to source the funds.  - Seller-07/23/2021
Open-DTI $46.18; agree with lender income and updated. DTI exceeds 43% based on consumer debt of $2123.18 included in DTI calculation. PC-CD indicates debt payoffs for 3 XXXX with a total of $6565 which is not included in the $2123.18. PC-CD further reflects all other consumer debt marked as payoffs as well as on 1003 however, no evidence of payoff provided and PC-CD shows $0.00 on amount of payoff.   - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. Disagree. The payment on the departure residence (XXX) was included. Please note that the final CD for the subject purchase included debts that were paid off. See attached 1008 and PCCD for review. Regarding the income, as this is a Jumbo loan the income is not submitted to AUS. While the income should have been separated out, it does not impact the DTI or ability to repay. This is not a material issue. - Seller-07/15/2021
Open-DTI of 50.62% exceeds 43% max DTI allowed. Variance is due to borrower's prior home expenses were not included and bonus/overtime income used for borrower, Michele. Per email, borrower's prior home is to be listed after this loan closed. Guidelines require the payment to be included. As for the overtime/bonus income underwriter took the total wages earned including the wages and took a YTD+ 24 months average vs. separating out the bonus and overtime income.  - Due Diligence Vendor-07/06/2021

Ready for Review-Document Uploaded. 07/23 Attached is the documentation verifying the debts were paid prior to closing along with the paper trail to source the funds.  - Seller-07/23/2021
 Ready for Review-Document Uploaded. Disagree. The payment on the departure residence (XXX) was included. Please note that the final CD for the subject purchase included debts that were paid off. See attached 1008 and PCCD for review. Regarding the income, as this is a Jumbo loan the income is not submitted to AUS. While the income should have been separated out, it does not impact the DTI or ability to repay. This is not a material issue. - Seller-07/15/2021

																								Resolved-Audited DTI updated to 42.67%, within guidelines.
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 764 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07329343318630965

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$976,000.00	CA	Primary Residence	Purchase	NA
494438281			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-07-02 15:03	2021-07-15 01:00	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $1,000,000 which includes $200,000 Ext Dwelling Coverage is greater than Replacement Cost Estimator value $800000. - Due Diligence Vendor-07/15/2021

Ready for Review-Document Uploaded.  - Seller-07/09/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $656700 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $656700 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $597000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0.  - Due Diligence Vendor-07/02/2021
																							Ready for Review-Document Uploaded. - Seller-07/09/2021	Resolved-Hazard Insurance Coverage Amount of $XXX which includes $XXX Ext Dwelling Coverage is greater than Replacement Cost Estimator value $XXX. - Due Diligence Vendor-07/15/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 764 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07329343318630965

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$976,000.00	CA	Primary Residence	Purchase	NA
494421430			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-07-02 13:44	2021-07-14 22:13	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement Cost Estimator with reconstruction cost of $454,300 provided. Dwelling coverage of $568,750 is sufficient. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. Replacement Cost Estimator found in file and has been uploaded. - Seller-07/09/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $568750.00 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $773500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/02/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator found in file and has been uploaded. - Seller-07/09/2021	Resolved-Replacement Cost Estimator with reconstruction cost of $XXX provided. Dwelling coverage of $XXX is sufficient. - Due Diligence Vendor-07/14/2021	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.22458451447946196 Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 762 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,080,000.00	CA	Primary Residence	Purchase	NA
494432263			C	B	C	A	C	B	A	A	Closed	finding-3476	2021-07-08 18:16	2021-07-15 12:41	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test
Resolved-Income updated with documentation provided in file and credit debts omitted and verified with documentation provided.  - Due Diligence Vendor-07/15/2021
Ready for Review-Document Uploaded. Disagree. The auditor is including two debts in the liabilities that were omitted with supporting documentation: the XXX auto loan #XX with $1570 payment had less than 10 payments left and the file contains documentation that the XXX loan #XXX was paid in full along with the source of funds (attached). The auditor is using $11,727.67/mo in income instead of the underwriter's $37,915.54. The file contains documentation that the wage-earner income is $11,900/mo as well as two years signed personal/business tax returns, P&L's and Balance Sheets supporting self-employment income ($1841.79/mo from XXX, $24,346.08/mo from XXX and -$172.33/mo from XXX).  - Seller-07/09/2021
Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 163.18% - Due Diligence Vendor-07/08/2021

Ready for Review-Document Uploaded. Disagree. The auditor is including two debts in the liabilities that were omitted with supporting documentation: the XXX auto loan #XXX with $1570 payment had less than 10 payments left and the file contains documentation that the XXX loan #XXX was paid in full along with the source of funds (attached). The auditor is using $11,727.67/mo in income instead of the underwriter's $37,915.54. The file contains documentation that the wage-earner income is $11,900/mo as well as two years signed personal/business tax returns, P&L's and Balance Sheets supporting self-employment income ($1841.79/mo from XXX, $24,346.08/mo from XXX and -$172.33/mo from XXX).  - Seller-07/09/2021

																								Resolved-Income updated with documentation provided in file and credit debts omitted and verified with documentation provided. - Due Diligence Vendor-07/15/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 31 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 31 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 744 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,080,000.00	FL	Primary Residence	Purchase	NA
494432263			C	B	C	A	C	B	A	A	Closed	FCOM5135	2021-07-07 14:23	2021-07-15 00:55	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged-Acknowledged non-material finding. - Due Diligence Vendor-07/15/2021 Ready for Review-Acknowledged non-material finding - Seller-07/14/2021 Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-07/08/2021 Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-07/07/2021	Ready for Review-Acknowledged non-material finding - Seller-07/14/2021	Acknowledged-Acknowledged non-material finding. - Due Diligence Vendor-07/15/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 31 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 31 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 744 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,080,000.00	FL	Primary Residence	Purchase	NA
494432263			C	B	C	A	C	B	A	A	Closed	finding-3634	2021-07-07 14:59	2021-07-15 00:53	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Evidence of COC for increased discount points and appraisal fee provided. Finding resolved. - Due Diligence Vendor-07/15/2021

Ready for Review-Document Uploaded. Disagree - COC found in file. See attached  COC document.  - Seller-07/13/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,851.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/07/2021
																							Ready for Review-Document Uploaded. Disagree - COC found in file. See attached COC document. - Seller-07/13/2021	Resolved-Evidence of COC for increased discount points and appraisal fee provided. Finding resolved. - Due Diligence Vendor-07/15/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 31 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 31 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 744 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,080,000.00	FL	Primary Residence	Purchase	NA
494412982			D	A	D	A	C	A	D	A	Closed	finding-3476	2021-07-07 16:28	2021-08-01 22:22	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test	Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: GSE Temporary QM - SH and Qualifying /DTI is 43.05% - Due Diligence Vendor-07/20/2021 Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: GSE Temporary QM - SH and Qualifying /DTI is 54.33% - Due Diligence Vendor-07/14/2021 Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 54.33% - Due Diligence Vendor-07/07/2021		Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: GSE Temporary QM - SH and Qualifying /DTI is 43.05% - Due Diligence Vendor-07/20/2021 Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: GSE Temporary QM - SH and Qualifying /DTI is 54.33% - Due Diligence Vendor-07/14/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 739 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 11 Years
																												QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	NY	Primary Residence	Refinance	Cash Out - Other
494412982			D	A	D	A	C	A	D	A	Closed	FCOM7646	2021-07-14 01:55	2021-08-01 22:22	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-08/01/2021
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. Please see attached Freddie Mac guidelines 5304.1 (e), please note that this is a conventional loan underwritten to Freddie Mac guidelines.  XXX is a secondary source of income and loan qualifies with the loss.  Therefore no additional documentation is required for this loan.   - Seller-07/16/2021
Open-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of ATR/QM: Status Pending. Pending missing income documentation and excessive DTI. - Due Diligence Vendor-07/14/2021
																							Ready for Review-Document Uploaded. Please see attached Freddie Mac guidelines 5304.1 (e), please note that this is a conventional loan underwritten to Freddie Mac guidelines. XXX is a secondary source of income and loan qualifies with the loss. Therefore no additional documentation is required for this loan. - Seller-07/16/2021	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-08/01/2021 Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/20/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 739 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 11 Years
																											XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	NY	Primary Residence	Refinance	Cash Out - Other
494412982			D	A	D	A	C	A	D	A	Closed	FCRE1186	2021-07-14 02:40	2021-07-20 15:08	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of QM: Safe Harbor (SH). Recalculated DTI is 43.05%. - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. Borrower's business XXX pays XXX lease.  Please see attached XXX printouts showing the payments being made from the business account since loan was opened.  Please also see attached credit supplement showing XXX is authorized user only.   - Seller-07/15/2021
Open-Audited DTI of 54.33% exceeds AUS DTI of 43%. Higher monthly liabilities were included at time of audit. - Due Diligence Vendor-07/14/2021
																							Ready for Review-Document Uploaded. Borrower's business XXX pays XXX lease. Please see attached XXX printouts showing the payments being made from the business account since loan was opened. Please also see attached credit supplement showing XXX is authorized user only. - Seller-07/15/2021	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of QM: Safe Harbor (SH). Recalculated DTI is 43.05%. - Due Diligence Vendor-07/28/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 739 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 11 Years
																											XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	NY	Primary Residence	Refinance	Cash Out - Other
494412982			D	A	D	A	C	A	D	A	Closed	FCRE1352	2021-06-30 15:58	2021-07-20 15:06	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 Business Tax Returns Missing
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. Please see attached Freddie Mac guidelines 5304.1 (e), please note that this is a conventional loan underwritten to Freddie Mac guidelines.  XXX is a secondary source of income and loan qualifies with the loss.  Therefore no additional documentation is required for this loan.   - Seller-07/16/2021
Open-Borrower 2 Business Tax Returns Missing - Due Diligence Vendor-07/07/2021
Open-Per K-1, co-borrower owns 47% of XXXX, however 1065 returns were not provided. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. Please see attached Freddie Mac guidelines 5304.1 (e), please note that this is a conventional loan underwritten to Freddie Mac guidelines. XXX is a secondary source of income and loan qualifies with the loss. Therefore no additional documentation is required for this loan. - Seller-07/16/2021
Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021

 Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021

 Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021

 Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021

 Resolved-Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/20/2021

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 739 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 11 Years
																											XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	NY	Primary Residence	Refinance	Cash Out - Other
494412982			D	A	D	A	C	A	D	A	Closed	finding-3441	2021-07-07 16:26	2021-07-14 02:36	Resolved	3 - Material	C	A	Compliance	Points & Fees	GSE (Freddie Mac public guidelines) QM Points and Fees Test
Resolved-Start Rate to validate Bonafide discount point application of 1% was provided. Subject within QM points and fees tolerance. Finding resolved. - Due Diligence Vendor-07/14/2021

Ready for Review-Corr. Bonafide Disc. Amt spreadsheet in P* or QM ATR Disclosure Please see Predatory Testing Results. Please see QM ATR Disclosure Form.  - Seller-07/13/2021

Open-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-07/07/2021
																							Ready for Review-Corr. Bonafide Disc. Amt spreadsheet in P* or QM ATR Disclosure Please see Predatory Testing Results. Please see QM ATR Disclosure Form. - Seller-07/13/2021	Resolved-Start Rate to validate Bonafide discount point application of 1% was provided. Subject within QM points and fees tolerance. Finding resolved. - Due Diligence Vendor-07/14/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 739 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Does Not Have Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Does Not Have Stable Time In Profession By Ten (10) Years Or More - 11 Years
																												QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	NY	Primary Residence	Refinance	Cash Out - Other
494414034			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-07-01 20:47	2021-07-12 12:50	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement Cost Estimator provided with a cost to rebuild value of $XXX. HOI value of $XXX is acceptable. - Due Diligence Vendor-07/12/2021
Ready for Review-Document Uploaded. HOI policy discloses adequate hazard insurance coverage; See attached HOI and RCE. - Seller-07/09/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/07/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. HOI policy discloses adequate hazard insurance coverage; See attached HOI and RCE. - Seller-07/09/2021	Resolved-Replacement Cost Estimator provided with a cost to rebuild value of $XXX. HOI value of $XXX is acceptable. - Due Diligence Vendor-07/12/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 18.94% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 23.42 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 818 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.03370481927710843

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	TX	Primary Residence	Purchase	NA
494427004			D	A	D	A	C	A	C	A	Closed	FCRE1345	2021-06-30 18:23	2021-07-27 20:53	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. Disagree. The loan file contained the attached lease agreements. - Seller-07/09/2021 Open-Borrower 1 Lease Agreements Missing - Due Diligence Vendor-07/07/2021 Open-Borrower 1 Lease Agreements Missing- per standard QM requirements, if rental income is used to qualify, a copy of current lease agreements for each property considered is required. - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. Disagree. The loan file contained the attached lease agreements. - Seller-07/09/2021	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/14/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.018251835212002087 Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.33 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$823,500.00	CA	Primary Residence	Refinance	Rate and Term
494427004			D	A	D	A	C	A	C	A	Closed	FCRE1168	2021-07-02 14:05	2021-07-14 16:42	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement Cost Estimator provided with a reconstruction value of $XXX. Insurance coverage of $XXX meets minimum dwelling coverage requirements. - Due Diligence Vendor-07/14/2021
Ready for Review-Document Uploaded. See attached RCE - Seller-07/13/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/07/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/02/2021
																							Ready for Review-Document Uploaded. See attached RCE - Seller-07/13/2021	Resolved-Replacement Cost Estimator provided with a reconstruction value of $XXX. Insurance coverage of $XXX meets minimum dwelling coverage requirements. - Due Diligence Vendor-07/14/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.018251835212002087 Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.33 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$823,500.00	CA	Primary Residence	Refinance	Rate and Term
494502800			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-06-30 17:15	2021-07-19 20:59	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 Paystub dated 5/7/21 provided validating employment within 30 days of origination. Finding resolved. - Due Diligence Vendor-07/19/2021
Ready for Review-Document Uploaded. See attached paystub . Lender used alternative documentation to verify employment prior to close, this method is acceptable to both FNMA & FHLMC while appendix Q supports these avenues for documentation requirements. - Seller-07/15/2021
Open-Missing the verbal verification of employment dated within 10 days of the note date. - Due Diligence Vendor-07/08/2021
Open-Updated VOE Prior to Close Missing- most recent in file is dated 4/XX/21, however transaction closed 5/XX/21. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. See attached paystub . Lender used alternative documentation to verify employment prior to close, this method is acceptable to both FNMA & FHLMC while appendix Q supports these avenues for documentation requirements. - Seller-07/15/2021	Resolved-Borrower 1 Paystub dated 5/XX/21 provided validating employment within 30 days of origination. Finding resolved. - Due Diligence Vendor-07/19/2021			XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$575,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494495948			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-07 20:32	2021-07-20 19:07	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021 Open-Third party review product confirming origination appraised value within 10% variance not provided. - Due Diligence Vendor-07/07/2021		Resolved-Desk review provided with a value of XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Desk review provided with a value of $1,425,000  or 0% variance. Finding resolved.

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 65% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 65% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$926,250.00	CA	Primary Residence	Purchase	NA
494485921			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$645,000.00	CA	Second Home	Refinance	Rate and Term
494480370			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$656,000.00	MA	Second Home	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494472946			D	B	D	B	C	A	A	A	Closed	FCRE1199	2021-07-09 15:14	2021-07-23 18:08	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Acknowledged-Acknowledged lender loan amount exception approved with compensating factors. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. See attached XXX exception authorization for loan amount exceeding guideline maximum - Seller-07/20/2021 Open-Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $2000000 - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. See attached XXX exception authorization for loan amount exceeding guideline maximum - Seller-07/20/2021	Acknowledged-Acknowledged lender loan amount exception approved with compensating factors. - Due Diligence Vendor-07/23/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18173794358507733
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$2,474,500.00	CA	Primary Residence	Refinance	Rate and Term
494472946			D	B	D	B	C	A	A	A	Closed	FCOM7646	2021-07-08 19:13	2021-07-23 12:36	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/23/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/16/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Missing lease agreement for XXX and 2019/2018 K-1's for XXXX. - Due Diligence Vendor-07/15/2021		Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/23/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18173794358507733
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$2,474,500.00	CA	Primary Residence	Refinance	Rate and Term
494472946			D	B	D	B	C	A	A	A	Closed	finding-3476	2021-07-16 01:48	2021-07-23 12:36	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test
Ready for Review-Document Uploaded. See attached lease agreement for XXX located at XXX. showing rental amount of $5,500.00 - Seller-07/20/2021
Open-Audited DTI is 50.07% due to rental income used to qualify was the borrower's prior home. No lease agreement in file for the property in question. Borrower at the time of application had just lived in the subject property for one month as they purchased it in 2/2021. - Due Diligence Vendor-07/16/2021
Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 50.07% - Due Diligence Vendor-07/16/2021
																							Ready for Review-Document Uploaded. See attached lease agreement for REO located at XXX. showing rental amount of $5,500.00 - Seller-07/20/2021	Resolved-Lease agreement provided. Updated DTI is 39.66%.
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18173794358507733
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$2,474,500.00	CA	Primary Residence	Refinance	Rate and Term
494472946			D	B	D	B	C	A	A	A	Closed	FCRE1345	2021-07-15 17:13	2021-07-23 12:34	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Ready for Review-Document Uploaded. See attached lease agreement for REO located at XXX showing rental amount of $5,500.00 - Seller-07/20/2021 Open-Borrower 1 Lease Agreements Missing - Due Diligence Vendor-07/15/2021 Open-Borrower 1 Lease Agreements Missing - Due Diligence Vendor-07/15/2021 Open-Borrower 1 Lease Agreements Missing for rental XXX. This property was borrower's prior home two months prior to this transaction. Lender made an exception to allow to use rental income for this property, however, unable to determine the rent amount used. - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. See attached lease agreement for REO located at XXX showing rental amount of $5,500.00 - Seller-07/20/2021	Resolved-Lease agreement provided. Updated DTI is 39.66%.
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18173794358507733
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$2,474,500.00	CA	Primary Residence	Refinance	Rate and Term
494492163			D	A	A	A	D	A	A	A	Closed	FCOM1227	2021-07-01 17:50	2021-07-29 20:05	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing
Resolved-Updated Deed of Trust provided with PUD rider attached.  - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded.  - Seller-07/29/2021

Open-Appraisal indicates PUD with an HOA payment of $200 monthly.  - Due Diligence Vendor-07/08/2021

Ready for Review-checked the appraisal and title commitment on this one first before requesting. It states Alta 8 (Environmental) & Alta 9 (Restrictions) to be included on the final title policy. TItle commitment does not mention PUD Rider (Alta 5). The appraisal section is not filled out in the PUD Section - just answered no in one box. - Seller-07/07/2021

Open-PUD Rider is Missing - Due Diligence Vendor-07/06/2021

Open-Appraisal and title reflect the subject property is located in a PUD however no PUD rider shows completed at the time of closing as required. - Due Diligence Vendor-07/01/2021

Open-PUD Rider is Missing - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. - Seller-07/29/2021 Ready for Review-checked the appraisal and title commitment on this one first before requesting. It states Alta 8 (Environmental) & Alta 9 (Restrictions) to be included on the final title policy. TItle commitment does not mention PUD Rider (Alta 5). The appraisal section is not filled out in the PUD Section - just answered no in one box. - Seller-07/07/2021	Resolved-Updated Deed of Trust provided with PUD rider attached. - Due Diligence Vendor-07/29/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 26 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 796 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05398214285714286

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$737,648.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494417305			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$806,000.00	CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
494406321			C	B	C	B	C	A	A	A	Closed	FCRE1159	2021-07-02 17:51	2021-07-15 20:33	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Acknowledged-XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 7 day window. There are no claims reported for this period of time from 05/XX/201 to 05/XX/2021. - Due Diligence Vendor-07/15/2021
Ready for Review-XX has a XXX and in the event of a gap in coverage any claims would have been covered during that 7 day window. There are no claims reported for this period of time from 05/XX/201 to 05/XX/2021 - Seller-07/12/2021
Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/08/2021
																							Ready for Review-XXX and in the event of a gap in coverage any claims would have been covered during that 7 day window. There are no claims reported for this period of time from 05/XX/201 to 05/XX/2021 - Seller-07/12/2021	Acknowledged-XXX and in the event of a gap in coverage any claims would have been covered during that 7 day window. There are no claims reported for this period of time from 05/XX/201 to 05/XX/2021. - Due Diligence Vendor-07/15/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.04774535809018567

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 29 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 765 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,138,000.00	CA	Primary Residence	Purchase	NA
494433684			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-07-08 20:47	2021-07-24 15:48	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation of insurance for XXX property and taxes and insurance for Halsey property. - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. The HOI policy for XXX and the HOI policy and tax statement for XXX have been uploaded. - Seller-07/22/2021 Open-Missing the verification of insurance forXXX and the verification of taxes and insurance for XXX - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. The HOI policy for XXX and the HOI policy and tax statement for XXX have been uploaded. - Seller-07/22/2021	Resolved-Documentation of insurance for XXX property and taxes and insurance for XXX property. - Due Diligence Vendor-07/24/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$753,000.00	CA	Second Home	Refinance	Rate and Term
494433684			D	B	D	A	B	B	A	A	Closed	finding-3367	2021-07-08 21:25	2021-07-15 22:25	Acknowledged	2 - Non-Material	B	B	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test
Acknowledged-Acknowledged non-material finding - Due Diligence Vendor-07/15/2021

Ready for Review-Acknowledged non-material finding - Seller-07/14/2021

Open-The application date is 1/29/21, the Homeowners Counseling disclosure is dated 2/23/21. - Due Diligence Vendor-07/08/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. - Due Diligence Vendor-07/08/2021
																							Ready for Review-Acknowledged non-material finding - Seller-07/14/2021	Acknowledged-Acknowledged non-material finding - Due Diligence Vendor-07/15/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$753,000.00	CA	Second Home	Refinance	Rate and Term
494433684			D	B	D	A	B	B	A	A	Closed	FCRE1168	2021-07-02 18:54	2021-07-15 22:25	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement cost estimator provided with a cost to rebuild of $XXX additionally replacement coverage is provided on HOI policy. Finding resolved. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/13/2021 Open-The lien amount is $XXX the total coverage per the declaration page is $XXX. No evidence of additional dwelling coverage or a replacement cost calculator . - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/13/2021	Resolved-Replacement cost estimator provided with a cost to rebuild of $362,000 additionally replacement coverage is provided on HOI policy. Finding resolved. - Due Diligence Vendor-07/15/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$753,000.00	CA	Second Home	Refinance	Rate and Term
494442865			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$650,000.00	NC	Primary Residence	Purchase	NA
494399254			C	A	C	A	C	A	C	A	Closed	FPRO5405	2021-07-17 04:25	2021-07-26 14:28	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/17/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$731,250.00	NY	Primary Residence	Purchase	NA
494399254			C	A	C	A	C	A	C	A	Closed	FCOM7646	2021-07-16 16:58	2021-07-26 14:27	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Asset documentation provided. - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. Please see attached 2 Cashier checks that were paid to the order of the seller "XXX" in the amount of $161,000 and $69,485.12 ( Total $230,485). Required FTC as per is $227,205. - Seller-07/22/2021 Open-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of ATR/QM: Status Pending. Provide assets - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Please see attached 2 Cashier checks that were paid to the order of the seller "XXX" in the amount of $161,000 and $69,485.12 ( Total $230,485). Required FTC as per is $227,205. - Seller-07/22/2021	Resolved-Asset documentation provided. - Due Diligence Vendor-07/24/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$731,250.00	NY	Primary Residence	Purchase	NA
494399254			C	A	C	A	C	A	C	A	Closed	FCRE1479	2021-07-08 23:54	2021-07-24 14:07	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements
Ready for Review-Document Uploaded. Please see attached 2 Cashier checks that were paid to the order of the seller "XXX" in the amount of $161,000  and $69,485.12 ( Total $230,485). Required FTC as per is $227,205. - Seller-07/22/2021
Open-Asset 1 Does Not Meet Guideline Requirements - Due Diligence Vendor-07/16/2021
Open-Provide evidence of receipt of gifts funds totalling $455,000. At the time of review only a check given to the title company from donor was provided for the EMD and no further documentation as required as it was not wired to closing and appearing on the final CD. - Due Diligence Vendor-07/16/2021
Open-Asset 1 Does Not Meet Guideline Requirements - Due Diligence Vendor-07/08/2021
																							Ready for Review-Document Uploaded. Please see attached 2 Cashier checks that were paid to the order of the seller "XXX" in the amount of $161,000 and $69,485.12 ( Total $230,485). Required FTC as per is $227,205. - Seller-07/22/2021	Resolved-Evidence of gift funds provided. Finding resolved.			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$731,250.00	NY	Primary Residence	Purchase	NA
494428889			C	A	A	A	A	A	C	A	Closed	finding-3476	2021-07-12 20:04	2021-08-01 22:14	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test	Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: GSE Temporary QM - SH and Qualifying /DTI is 43.83% - Due Diligence Vendor-08/01/2021 Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 45.64% - Due Diligence Vendor-07/15/2021 Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 45.64% - Due Diligence Vendor-07/12/2021		Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: GSE Temporary QM - SH and Qualifying /DTI is 43.83% - Due Diligence Vendor-08/01/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$1,272,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494428889			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-15 12:38	2021-07-21 16:08	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/16/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/15/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/15/2021
																								Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$1,272,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494470307			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-07-06 14:18	2021-07-15 22:06	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $XXX. HOI coverage of $ XXX exceeds replacement cost. Finding resolved. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/12/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $1027500.00 is less than all Subject Liens $XXX. - Due Diligence Vendor-07/10/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/12/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX0. HOI coverage of $ XXX0 exceeds replacement cost. Finding resolved. - Due Diligence Vendor-07/15/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,380,000.00	CA	Primary Residence	Purchase	NA
494470307			D	A	D	A	A	A	A	A	Closed	FCRE1241	2021-07-08 21:08	2021-07-15 22:03	Resolved	3 - Material	D	A	Credit	Missing Doc - Property	Purchase Contract is Missing	Resolved-Purchase Contract Issue Provided. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. Please see attached purchase agreement, thank you - Seller-07/13/2021 Open-Purchase Contract Is Missing - The purchase contract was not provided. - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. Please see attached purchase agreement, thank you - Seller-07/13/2021	Resolved-Purchase Contract Issue Provided. - Due Diligence Vendor-07/15/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,380,000.00	CA	Primary Residence	Purchase	NA
494422892			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$953,000.00	WA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494485632			D	A	D	A	C	A	D	A	Closed	FCRE1316	2021-07-07 19:41	2021-07-14 01:48	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close dated 4.XX.21 Was Provided - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. See attached verbal VOE performed during underwriting and the verbal VOE performed 4 days prior to the Note date. - Seller-07/08/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/07/2021	Ready for Review-Document Uploaded. See attached verbal VOE performed during underwriting and the verbal VOE performed 4 days prior to the Note date. - Seller-07/08/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close dated 4.XX.21 Was Provided - Due Diligence Vendor-07/14/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Not Below the Guideline Maximum Of % By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 21 Are Not Greater Than The Guideline Minimum Of  By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 765 Is Not Greater Than The Guideline Minimum Of  By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Not Below The Guideline Maximum Of % By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower Not At Current Residence For Five (5) Or More Years - 8 Years
																											XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$770,000.00	CA	Primary Residence	Refinance	Rate and Term
494426550			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,200,000.00	CO	Primary Residence	Purchase	NA
494518254			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-06-30 14:06	2021-07-15 00:21	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is greater than Replacement Cost Estimator value of $XXX. - Due Diligence Vendor-07/15/2021
Ready for Review-Document Uploaded. The HOI shows adequate coverage. The RCE has been provided.  - Seller-07/09/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0. Provide RCE to evidence sufficient coverage. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. The HOI shows adequate coverage. The RCE has been provided. - Seller-07/09/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is greater than Replacement Cost Estimator value of $XXX. - Due Diligence Vendor-07/15/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7.25 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 765 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 32 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 32 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494422961			D	A	A	A	C	A	D	A	Closed	FPRO1244	2021-07-10 22:28	2021-07-20 17:12	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/20/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/10/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/20/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$568,000.00	NY	Primary Residence	Refinance	Cash Out - Other
494422961			D	A	A	A	C	A	D	A	Closed	finding-3634	2021-06-30 16:26	2021-07-20 17:10	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC provided for increase in discount points, lender's title insurance and transfer tax. Finding resolved. - Due Diligence Vendor-07/20/2021

Ready for Review-Document Uploaded. COC has been received and uploaded. - Seller-07/16/2021

Open-Final CD reflects increase in Discount Points paid by Borrower.  Initial CD reflects total Discount Fee $7,500 vs Final CD $8,520. Initial CD also reflects total Transfer Taxes paid by Borrower of $3,970 vs Final CD $4,514. A COC was not provided. - Due Diligence Vendor-07/13/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,564.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. COC has been received and uploaded. - Seller-07/16/2021	Resolved-COC provided for increase in discount points, lender's title insurance and transfer tax. Finding resolved. - Due Diligence Vendor-07/20/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$568,000.00	NY	Primary Residence	Refinance	Cash Out - Other
494422961			D	A	A	A	C	A	D	A	Closed	finding-3632	2021-06-30 16:26	2021-07-20 17:10	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-COC provided for increase in discount points, lender's title insurance and transfer tax. Finding resolved. - Due Diligence Vendor-07/20/2021

Ready for Review-Document Uploaded. Disagree reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-07/16/2021

Open-Final CD reflects increase in Discount Points paid by Borrower.  Initial CD reflects total Discount Fee $7,500 vs Final CD $8,520. Initial CD also reflects total Transfer Taxes paid by Borrower of $3,970 vs Final CD $4,514. A COC was not provided. - Due Diligence Vendor-07/13/2021

Ready for Review-Document Uploaded. Disagree reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-07/13/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. Disagree reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-07/16/2021 Ready for Review-Document Uploaded. Disagree reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-07/13/2021	Resolved-COC provided for increase in discount points, lender's title insurance and transfer tax. Finding resolved. - Due Diligence Vendor-07/20/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$568,000.00	NY	Primary Residence	Refinance	Cash Out - Other
494422961			D	A	A	A	C	A	D	A	Closed	finding-3631	2021-06-30 16:26	2021-07-20 17:10	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-COC provided for increase in discount points, lender's title insurance and transfer tax. Finding resolved. - Due Diligence Vendor-07/20/2021

Ready for Review-Disagree - Reimbursement is not required due to no violation found. - Seller-07/16/2021

Open-Final CD reflects increase in Discount Points paid by Borrower.  Initial CD reflects total Discount Fee $7,500 vs Final CD $8,520. Initial CD also reflects total Transfer Taxes paid by Borrower of $3,970 vs Final CD $4,514. A COC was not provided. - Due Diligence Vendor-07/13/2021

Ready for Review-Disagree - Reimbursement is not required due to no violation found. - Seller-07/13/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Disagree - Reimbursement is not required due to no violation found. - Seller-07/16/2021 Ready for Review-Disagree - Reimbursement is not required due to no violation found. - Seller-07/13/2021	Resolved-COC provided for increase in discount points, lender's title insurance and transfer tax. Finding resolved. - Due Diligence Vendor-07/20/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$568,000.00	NY	Primary Residence	Refinance	Cash Out - Other
494433448			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$704,000.00	TX	Primary Residence	Purchase	NA
494445272			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-01 13:24	2021-07-28 18:14	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXis less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-07/07/2021
Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/06/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0. Provide evidence of extended replacement coverage or RCE to show current coverage as seen on policy is adequate. - Due Diligence Vendor-07/01/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/06/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-07/07/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11144444444444444

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$708,000.00	CA	Primary Residence	Purchase	NA
494493479			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,734,000.00	TX	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCOM9932	2021-06-25 23:21	2021-07-14 22:59	Resolved	3 - Material	D	A	Compliance	Missing Doc	Mortgage missing / unexecuted	Resolved-Subject mortgage provided. Finding resolved. - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. Mortgage attached. - Seller-07/09/2021 Open-Mortgage was not attached to review and missing from original file upload. - Due Diligence Vendor-07/08/2021 Ready for Review-Disagree - Mortgage was found in the file and has been provided. - Seller-07/07/2021 Open-Mortgage is missing - Mortgage was not provided for review - Due Diligence Vendor-06/25/2021	Ready for Review-Document Uploaded. Mortgage attached. - Seller-07/09/2021 Ready for Review-Disagree - Mortgage was found in the file and has been provided. - Seller-07/07/2021	Resolved-Subject mortgage provided. Finding resolved. - Due Diligence Vendor-07/14/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	finding-3634	2021-07-08 17:04	2021-07-14 22:55	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC for increased discount points provided. Finding resolved. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. Disagree - Approved COC in file for increased discount points and lender cure credit on CD for 0% tolerance due to Credit Report Fee. - Seller-07/12/2021

Open-Missing COC for discount point fee increase of $280 and Credit report fee of $50.64 - Due Diligence Vendor-07/08/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $330.64.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/08/2021
																							Ready for Review-Document Uploaded. Disagree - Approved COC in file for increased discount points and lender cure credit on CD for 0% tolerance due to Credit Report Fee. - Seller-07/12/2021	Resolved-COC for increased discount points provided. Finding resolved. - Due Diligence Vendor-07/14/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCRE1324	2021-06-30 14:09	2021-07-08 17:45	Resolved	3 - Material	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed
Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/08/2021

Ready for Review-Document Uploaded. The loan was underwritten as a Jumbo Express product. The borrower was qualified on salary. Per product guidelines the loan file must contain W-2 forms OR personal tax returns. The file contains paystubs, W2's and a full VOE. Tax returns are not required. DU findings also do not require tax returns. - Seller-07/08/2021

Open-Borrower 1 2020/2019 1040 Tax Returns Not Signed. - Due Diligence Vendor-06/30/2021

Open-Borrower 1  2020/2019 1040's Tax Returns Not Signed.  - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. The loan was underwritten as a Jumbo Express product. The borrower was qualified on salary. Per product guidelines the loan file must contain W-2 forms OR personal tax returns. The file contains paystubs, W2's and a full VOE. Tax returns are not required. DU findings also do not require tax returns. - Seller-07/08/2021	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCOM7646	2021-06-30 23:18	2021-07-08 17:44	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/08/2021

Ready for Review-Note and Final CD has been provided. - Seller-07/07/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/01/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/01/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Unable to determine if loan meets QM points/fees test due to missing Note and Final CD.  - Due Diligence Vendor-07/01/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Unable to determine if loan passes QM points/fees test due to missing Note and Final CD. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Note and Final CD has been provided. - Seller-07/07/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCOM1544	2021-06-30 14:13	2021-07-08 16:57	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. Disagree - Final CD was found in the file and has been provided. - Seller-07/07/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-06/30/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. Disagree - Final CD was found in the file and has been provided. - Seller-07/07/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCOM1232	2021-06-30 13:47	2021-07-08 16:44	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. See attached final 1003. - Seller-07/08/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-06/30/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-06/30/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-06/30/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. See attached final 1003. - Seller-07/08/2021	Resolved-The Final 1003 is Present - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCOM1477	2021-07-01 13:29	2021-07-08 16:32	Resolved	3 - Material	D	A	Compliance	Missing Doc - Rate Lock	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided Yes - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. Rate Lock Confirmation has been provided. - Seller-07/07/2021 Open-Evidence of Rate Lock Missing No. Located rate lock date. Rescind - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. Rate Lock Confirmation has been provided. - Seller-07/07/2021	Resolved-Evidence of Rate Lock Provided Yes - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494411134			D	A	C	A	D	A	A	A	Closed	FCOM1206	2021-06-25 23:19	2021-07-08 16:19	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-07/08/2021 Resolved-The Note is Present - Due Diligence Vendor-07/08/2021 Ready for Review-Document Uploaded. Disagree - Note was found in the file and has been provided. - Seller-07/07/2021 Open-The Note is Missing - Due Diligence Vendor-06/30/2021 Open-The Note is Missing - Note was not provided in document package. - Due Diligence Vendor-06/25/2021	Ready for Review-Document Uploaded. Disagree - Note was found in the file and has been provided. - Seller-07/07/2021	Resolved-The Note is Present - Due Diligence Vendor-07/08/2021 Resolved-The Note is Present - Due Diligence Vendor-07/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12026508292894908

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 16 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CT	Primary Residence	Purchase	NA
494434355			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,425,000.00	CA	Primary Residence	Purchase	NA
494426249			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,390,000.00	TX	Primary Residence	Purchase	NA
494506346			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$868,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494489716			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,876,000.00	CA	Primary Residence	Refinance	Rate and Term
494486276			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$560,000.00	AZ	Primary Residence	Refinance	Rate and Term
494420747			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$600,000.00	OR	Primary Residence	Purchase	NA
494426676			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$770,000.00	CA	Primary Residence	Refinance	Rate and Term
494468768			C	A	C	A	C	A	A	A	Closed	FCRE1193	2021-07-13 23:22	2021-07-16 17:28	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Evidence of installment loan payoff was provided. Debt removed from monthly obligations. Audited DTI is 40.41%. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. See attached LOX from Lending Club to show liability is paid off. Payoff of debt provides DTI below 43% - Seller-07/14/2021 Open-DTI of 43.93% exceeds max DTI of 43% due to variance in borrower's other debt and property taxes. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. See attached LOX from Lending Club to show liability is paid off. Payoff of debt provides DTI below 43% - Seller-07/14/2021	Resolved-Evidence of installment loan payoff was provided. Debt removed from monthly obligations. Audited DTI is 40.41%. - Due Diligence Vendor-07/16/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,040,000.00	CA	Primary Residence	Purchase	NA
494468768			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-07-13 23:21	2021-07-16 17:27	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Evidence of installment loan payoff was provided. Debt removed from monthly obligations. Audited DTI is 40.41%. Loan qualifies as QM SH. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. See attached LOX from Lending Club to show liability is paid off. Payoff of debt provides DTI below 43% - Seller-07/14/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. DTI exceeds 43% due to variance in borrower's other debt and property taxes. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. See attached LOX from Lending Club to show liability is paid off. Payoff of debt provides DTI below 43% - Seller-07/14/2021	Resolved-Evidence of installment loan payoff was provided. Debt removed from monthly obligations. Audited DTI is 40.41%. Loan qualifies as QM SH. - Due Diligence Vendor-07/16/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,040,000.00	CA	Primary Residence	Purchase	NA
494468768			C	A	C	A	C	A	A	A	Closed	finding-3476	2021-07-13 23:21	2021-07-16 17:26	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test	Resolved-Evidence of installment loan payoff was provided. Debt removed from monthly obligations. Audited DTI is 40.41%. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. See attached LOX from XXX to show liability is paid off. Payoff of debt provides DTI below 43% - Seller-07/14/2021 Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 43.93%. DTI exceeds 43% due to variance in borrower's other debt and property taxes. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. See attached LOX from Lending Club to show liability is paid off. Payoff of debt provides DTI below 43% - Seller-07/14/2021	Resolved-Evidence of installment loan payoff was provided. Debt removed from monthly obligations. Audited DTI is 40.41%. - Due Diligence Vendor-07/16/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,040,000.00	CA	Primary Residence	Purchase	NA
494428219			D	A	D	A	C	A	A	A	Closed	FCRE1764	2021-07-06 20:28	2021-07-14 23:16	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Verification of no lien on borrower's prior home was provided. Finding resolved. - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. See attached credit supplement to document the prior mortgage history. The Transaction Summary of the Property Details Report confirms that the XXX opened 10/2016 with original balance of $389,193 is tied to the property at XXX. - Seller-07/09/2021 Open-For borrower's prior home. - Due Diligence Vendor-07/06/2021	Ready for Review-Document Uploaded. See attached credit supplement to document the prior mortgage history. The Transaction Summary of the Property Details Report confirms that the XXX opened 10/2016 with original balance of $XXX is tied to the property at XXX - Seller-07/09/2021	Resolved-Verification of no lien on borrower's prior home was provided. Finding resolved. - Due Diligence Vendor-07/14/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 87 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14483076923076924

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$575,000.00	TN	Primary Residence	Purchase	NA
494428219			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-06 20:37	2021-07-14 23:13	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). Evidence of student loan payoff provided. DTI updated to 32.93%. Finding resolved. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. See attached confirmation of borrower paying off the student loan. - Seller-07/09/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Qualifying DTI is 48.13% due to student loan was not paid off at closing. Per guidelines, loan is required to be paid off at closing or prior to closing as borrower needed to  qualify. - Due Diligence Vendor-07/06/2021
																							Ready for Review-Document Uploaded. See attached confirmation of borrower paying off the student loan. - Seller-07/09/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). Evidence of student loan payoff provided. DTI updated to 32.93%. Finding resolved. - Due Diligence Vendor-07/14/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 87 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14483076923076924

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$575,000.00	TN	Primary Residence	Purchase	NA
494428219			D	A	D	A	C	A	A	A	Closed	finding-3476	2021-07-06 20:37	2021-07-14 23:13	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test
Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying /DTI is 32.93% - Due Diligence Vendor-07/14/2021

Resolved-Evidence of student loan payoff provided. DTI updated to 32.93%. Finding resolved. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. See attached confirmation of borrower paying off the student loan. - Seller-07/09/2021

Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 48.13%. Due to student loan was not paid off at closing. Per guidelines, loan is required to be paid off at closing or prior to closing as borrower needed to  qualify. - Due Diligence Vendor-07/06/2021
																							Ready for Review-Document Uploaded. See attached confirmation of borrower paying off the student loan. - Seller-07/09/2021	Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying /DTI is 32.93% - Due Diligence Vendor-07/14/2021 Resolved-Evidence of student loan payoff provided. DTI updated to 32.93%. Finding resolved. - Due Diligence Vendor-07/14/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 87 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14483076923076924

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$575,000.00	TN	Primary Residence	Purchase	NA
494428219			D	A	D	A	C	A	A	A	Closed	FCRE1334	2021-07-01 15:50	2021-07-14 23:09	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Resolved-Borrower 1 Executed 4506-T Provided. - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. See attached 4506-C. - Seller-07/09/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-07/06/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. See attached 4506-C. - Seller-07/09/2021	Resolved-Borrower 1 Executed 4506-T Provided. - Due Diligence Vendor-07/14/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 87 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14483076923076924

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$575,000.00	TN	Primary Residence	Purchase	NA
494428219			D	A	D	A	C	A	A	A	Closed	FCOM1621	2021-07-01 17:07	2021-07-14 23:07	Resolved	2 - Non-Material	B	A	Compliance	Missing Doc - Federal Disclosure	Initial Escrow Account Disclosure is Missing	Resolved-Initial Escrow Account Disclosure provided. - Due Diligence Vendor-07/14/2021 Ready for Review-Document Uploaded. IEAD has been provided. - Seller-07/14/2021 Open-Initial Escrow Account Disclosure is Missing - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. IEAD has been provided. - Seller-07/14/2021	Resolved-Initial Escrow Account Disclosure provided. - Due Diligence Vendor-07/14/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 87 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14483076923076924

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$575,000.00	TN	Primary Residence	Purchase	NA
494422031			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-07-07 14:34	2021-07-16 15:57	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $XXX which is less than HOI dwelling coverage of $XXX. Finding resolved. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. RCE has been provided. - Seller-07/14/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) $XXX0. - Due Diligence Vendor-07/11/2021	Ready for Review-Document Uploaded. RCE has been provided. - Seller-07/14/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX which is less than HOI dwelling coverage of $XXX. Finding resolved. - Due Diligence Vendor-07/16/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$658,600.00	MA	Primary Residence	Refinance	Cash Out - Other
494422031			C	B	C	A	B	B	A	A	Closed	FCOM5135	2021-07-07 19:08	2021-07-16 15:35	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing	Acknowledged-Acknowledged non-material finding. - Due Diligence Vendor-07/16/2021 Ready for Review-Acknowledged non-material finding - Seller-07/14/2021 Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-07/09/2021 Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-07/07/2021	Ready for Review-Acknowledged non-material finding - Seller-07/14/2021	Acknowledged-Acknowledged non-material finding. - Due Diligence Vendor-07/16/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$658,600.00	MA	Primary Residence	Refinance	Cash Out - Other
494414337			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-07-07 15:59	2021-07-16 17:06	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $XXX which is less than HOI dwelling coverage of $XXX. Finding resolved. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/14/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/14/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX which is less than HOI dwelling coverage of $ XXX. Finding resolved. - Due Diligence Vendor-07/16/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$790,400.00	NY	Primary Residence	Purchase	NA
494414337			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-07-07 21:06	2021-07-16 17:05	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/16/2021 Open-Third party review product confirming origination appraised value within 10% variance not provided - Due Diligence Vendor-07/08/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/16/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$790,400.00	NY	Primary Residence	Purchase	NA
494450522			C	A	C	A	A	A	A	A	Closed	FCRE3091	2021-07-15 14:09	2021-07-19 20:42	Resolved	3 - Material	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Transaction Date	Resolved-Master Policy Expiration Date of 04-XX-2022 is After the Transaction Date of 05-XX-2021. - Due Diligence Vendor-07/19/2021 Ready for Review-Document Uploaded. Letter uploaded with loan for master policy - Seller-07/16/2021 Open-Master Policy Expiration Date of 04-XX-2021 is Prior To the Transaction Date of 05-XX-2021 - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Letter uploaded with loan for master policy - Seller-07/16/2021	Resolved-Master Policy Expiration Date of 04-XX-2022 is After the Transaction Date of 05-XX-2021. - Due Diligence Vendor-07/19/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$712,000.00	CA	Primary Residence	Purchase	NA
494428295			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,322,000.00	CA	Primary Residence	Refinance	Rate and Term
494477962			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$680,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494498521			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-07-08 16:43	2021-07-15 22:16	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation provided to confirm $265/month in HOA fees for borrower's investment property. Finding resolved. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. See attached mortgage statement for XXX to verify it is escrowed for taxes and insurance, along with a XXX printout to document HOA dues of $265/month. - Seller-07/12/2021 Open-Appears borrower's rental property has an HOA payment per 1003, however, unable to confirm. - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. See attached mortgage statement for XXX to verify it is escrowed for taxes and insurance, along with a XXX printout to document HOA dues of $265/month. - Seller-07/12/2021	Resolved-Documentation provided to confirm $265/month in HOA fees for borrower's investment property. Finding resolved. - Due Diligence Vendor-07/15/2021	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2433880927414657 Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 763 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 34 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$778,500.00	MA	Primary Residence	Refinance	Rate and Term
494474751			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$881,500.00	CA	Primary Residence	Refinance	Cash Out - Other
494493245			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,219,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494515509			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$762,900.00	TX	Primary Residence	Refinance	Rate and Term
494424816			C	A	A	A	C	A	A	A	Closed	FCOM7646	2021-07-09 17:28	2021-07-20 14:31	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/20/2021

Ready for Review-Document Uploaded. See attached 2 years W2 for co borrower verifying employment and income for 2 years. - Seller-07/15/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Most recent paystubs in file for both borrowers are not within 30 days of closing. Both dates in March, loan closed in May. In addition, unable to determine length of employment for the co borrower's as the VOE doesn't have borrower's start date with their employer.  - Due Diligence Vendor-07/09/2021
																							Ready for Review-Document Uploaded. See attached 2 years W2 for co borrower verifying employment and income for 2 years. - Seller-07/15/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/20/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.40 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 781 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09444127301270158

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 47 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 19 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$875,000.00	CA	Primary Residence	Purchase	NA
494421222			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$660,000.00	TX	Primary Residence	Refinance	Rate and Term
494506577			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$576,000.00	TX	Primary Residence	Refinance	Rate and Term
494425336			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$838,750.00	ID	Primary Residence	Refinance	Cash Out - Other
494416849			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	FL	Primary Residence	Purchase	NA
494424945			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-06 13:08	2021-07-19 20:47	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $XXX. Hazard Insurance Coverage Amount of $XXX is greater than replacement cost value. Finding resolved. - Due Diligence Vendor-07/19/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/15/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/15/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX. Hazard Insurance Coverage Amount of $XXX is greater than replacement cost value. Finding resolved. - Due Diligence Vendor-07/19/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,000.00	NY	Primary Residence	Purchase	NA
494477996			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,195,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494423947			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,160,000.00	MN	Primary Residence	Purchase	NA
494428695			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$792,000.00	WA	Primary Residence	Purchase	NA
494395347			D	A	D	A	A	A	C	A	Closed	FCRE1328	2021-07-01 16:30	2021-07-24 16:15	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 W2/1099 Missing	Ready for Review-Document Uploaded. See attached Work Number VOE and 2019/2020 W2's. - Seller-07/23/2021 Open-File does not contain most recent two years' W2s or WVOE as required per AUS for Commission earnings. - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. See attached Work Number VOE and 2019/2020 W2's. - Seller-07/23/2021	Resolved-TWN and 2 years W2s provided. Finding resolved.			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$821,850.00	CA	Primary Residence	Purchase	NA
494395347			D	A	D	A	A	A	C	A	Closed	FCRE1334	2021-07-01 16:30	2021-07-24 16:15	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Ready for Review-Document Uploaded. See attached fully executed 4506-C. - Seller-07/23/2021 Open-4506-C executed by borrowers not provided in loan file. - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. See attached fully executed 4506-C. - Seller-07/23/2021	Resolved-Fully executed 4506T provided.			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$821,850.00	CA	Primary Residence	Purchase	NA
494395347			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-17 23:08	2021-07-21 16:16	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/17/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$821,850.00	CA	Primary Residence	Purchase	NA
494466362			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$627,000.00	ID	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494420447			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$760,000.00	MI	Primary Residence	Refinance	Rate and Term
494431280			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$720,000.00	WA	Primary Residence	Purchase	NA
494474338			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-07-01 17:34	2021-07-15 22:19	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close dated 4/XX/21 provided. Finding resolved. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. Disagree. The loan file contains the attached VVOE dated 4/XX/21 which is within 20 business days prior to the 5/XX/21 Note date. - Seller-07/12/2021 Open-The file is missing the business license or CPA letter for the self employed borrower. - Due Diligence Vendor-07/07/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/01/2021	Ready for Review-Document Uploaded. Disagree. The loan file contains the attached VVOE dated 4/XX/21 which is within 20 business days prior to the 5/XX/21 Note date. - Seller-07/12/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close dated 4/XX/21 provided. Finding resolved. - Due Diligence Vendor-07/15/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 762 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14574080313658222 Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$857,500.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494473895			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$940,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494478338			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$586,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494474699			D	A	D	A	C	A	A	A	Closed	FCRE1660	2021-07-17 16:56	2021-07-27 15:53	Resolved	3 - Material	C	A	Credit	QM/ATR	ATR: All Liabilities, Including Alimony And/Or Child Support, Not Included in DTI	Resolved-ATR: All Liabilities, Including Alimony And/Or Child Support, Included in DTI - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Please see attached property taxes for property located at XXXX. - Seller-07/20/2021 Open-ATR: All Liabilities, Including Alimony And/Or Child Support, Not Included in DTI. Missing documentation of taxes on XXX. - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Please see attached property taxes for property located at XXXX. - Seller-07/20/2021	Resolved-ATR: All Liabilities, Including Alimony And/Or Child Support, Included in DTI - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494474699			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-17 16:56	2021-07-27 15:53	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Please see attached property taxes for property located at XXX. - Seller-07/20/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Please see attached property taxes for property located at XXX. - Seller-07/20/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494474699			D	A	D	A	C	A	A	A	Closed	FCRE7497	2021-07-17 12:49	2021-07-22 14:27	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Property taxes for XXX - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Please see attached property taxes for property located at XXX. - Seller-07/20/2021 Open-Missing documentation of tax expense for XXX. - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Please see attached property taxes for property located at XXXX. - Seller-07/20/2021	Resolved-Property taxes for Ebbesen Avenue - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494474699			D	A	D	A	C	A	A	A	Closed	FCRE1168	2021-07-06 15:54	2021-07-22 14:10	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX- Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/20/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien of XXX. - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-07/20/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494474699			D	A	D	A	C	A	A	A	Closed	finding-3515	2021-07-17 13:08	2021-07-22 14:07	Resolved	3 - Material	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-Corrected application date to account for holiday - Due Diligence Vendor-07/22/2021
Ready for Review-Disagree – Loan application date 02/XX/21 and XXX. provided on 02/XX/21, February XXX was a holiday. Loan didn’t fail the test, XX was provided within 3 business days. - Seller-07/20/2021
Open-Initial LE 2.XX.21 not within 3 days of application date 2.XX.21 - Due Diligence Vendor-07/17/2021
Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on XXX's Birthday (02/XX/2021)PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-07/17/2021
																							Ready for Review-Disagree – Loan application date 02/XX/21 and XXX. provided on 02/XX/21, XXX was a holiday. Loan didn’t fail the test, XX was provided within 3 business days. - Seller-07/20/2021	Resolved-Corrected application date to account for holiday - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494474699			D	A	D	A	C	A	A	A	Closed	finding-3367	2021-07-17 13:08	2021-07-22 14:07	Resolved	2 - Non-Material	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test
Resolved-Corrected application date to account for holiday - Due Diligence Vendor-07/22/2021
Ready for Review-Loan application date 02/XX/21 and Respa Homeownership provided on 02/XX/21 which is within 3 days (XXX was a holiday). Loan didn’t fail  test. - Seller-07/20/2021
Open-Homeownership Counseling disclosure 2.XX.21 not within 3 days of application date of 2.XX.21. - Due Diligence Vendor-07/17/2021
Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on XXX Birthday (02/XXX/2021)PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. - Due Diligence Vendor-07/17/2021
																							Ready for Review-Loan application date 02/XX/21 and Respa Homeownership provided on 02/XX/21 which is within 3 days (XXX was a holiday). Loan didn’t fail test. - Seller-07/20/2021	Resolved-Corrected application date to account for holiday - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494474699			D	A	D	A	C	A	A	A	Closed	finding-3532	2021-07-06 20:55	2021-07-22 14:07	Resolved	3 - Material	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test
Resolved-Corrected application date to account for holiday - Due Diligence Vendor-07/22/2021
Ready for Review-Document Uploaded. Disagree - Disclosure Tracking Summary found in file and has been uploaded. - Seller-07/20/2021
Open-Missing initial CD dated 3 days prior to consummation date of 4.XX.21. - Due Diligence Vendor-07/17/2021
Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-07/06/2021
																							Ready for Review-Document Uploaded. Disagree - Disclosure Tracking Summary found in file and has been uploaded. - Seller-07/20/2021	Resolved-Corrected application date to account for holiday - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24135922330097087

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.58 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$960,000.00	CA	Primary Residence	Refinance	Rate and Term
494412272			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-07-15 21:03	2021-07-20 17:28	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). XXX savings account ending in -XXX 2 month verification provided. Adequate liquid assets noted for cash to close and reserves. - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. Please see the attached XXX Statement #XXX - Seller-07/16/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Missing two month bank statements from XXX savings account. Borrower short to close and doesn't have enough reserves. - Due Diligence Vendor-07/15/2021
																							Ready for Review-Document Uploaded. Please see the attached XXX Statement #XXX - Seller-07/16/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). XXX savings account ending in -XXX 2 month verification provided. Adequate liquid assets noted for cash to close and reserves. - Due Diligence Vendor-07/20/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.02023395510591211

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.42 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,500,000.00	CA	Primary Residence	Purchase	NA
494412272			C	A	C	A	C	A	A	A	Closed	FCRE1491	2021-07-15 20:26	2021-07-20 17:28	Resolved	3 - Material	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-XXX savings account ending in -XXX 2 month verification provided. Adequate liquid assets noted for cash to close and reserves. - Due Diligence Vendor-07/20/2021 Ready for Review-Document Uploaded. Please see the attached XXX Statement #XXX - Seller-07/16/2021 Open-Asset Qualification Does Not Meet Guideline Requirements. Borrower short to close with the documentation provided in the file. Missing two months bank statements for the XXX savings account. Per 1003, the account balance is $XXX. - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Please see the attached XXX Statement #XXX- Seller-07/16/2021	Resolved-XXsavings account ending in -XXX 2 month verification provided. Adequate liquid assets noted for cash to close and reserves. - Due Diligence Vendor-07/20/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.02023395510591211

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.42 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,500,000.00	CA	Primary Residence	Purchase	NA
494412272			C	A	C	A	C	A	A	A	Closed	FCRE1198	2021-07-15 21:07	2021-07-20 17:27	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 15 are greater than or equal to Guideline Required Reserves of 9. XXX savings account ending in -XXX 2 month verification provided. - Due Diligence Vendor-07/20/2021 Ready for Review-Document Uploaded. Please see the attached XXX statement #XXX. - Seller-07/16/2021 Open-Audited Reserves of 0 are less than Guideline Required Reserves of 9. Missing two months bank statements from the XXX savings account. - Due Diligence Vendor-07/15/2021	Ready for Review-Document Uploaded. Please see the attached XXX statement #XXX. - Seller-07/16/2021	Resolved-Audited Reserves of 15 are greater than or equal to Guideline Required Reserves of 9.XXX savings account ending in -XXX 2 month verification provided. - Due Diligence Vendor-07/20/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.02023395510591211

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.42 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 15 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,500,000.00	CA	Primary Residence	Purchase	NA
494419551			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,275,000.00	CA	Primary Residence	Purchase	NA
494426985			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$990,000.00	WA	Primary Residence	Refinance	Rate and Term
494428810			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-07 19:14	2021-07-23 19:34	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement cost estimator from insurance company provided. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. This was already in the file at the time of delivery: 1) RCE Attached $XXX 2) Appraisal Cost New $XXX 3) Insurance Binder the loan closed with Attached showing dwelling $900K - Seller-07/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien $XXX. - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. This was already in the file at the time of delivery: 1) RCE Attached $XXX 2) Appraisal Cost New $XXX 3) Insurance Binder the loan closed with Attached showing dwelling $900K - Seller-07/21/2021	Resolved-Replacement cost estimator from insurance company provided. - Due Diligence Vendor-07/23/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.01406679764243615

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 797 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 230 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11.80 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,466,400.00	WA	Primary Residence	Purchase	NA
494548573			C	A	C	A	A	A	A	A	Closed	FCRE1443	2021-07-08 17:21	2021-07-16 16:59	Resolved	3 - Material	C	A	Credit	Assets	Asset 2 Expired	Resolved-Asset 2 BOW for months ending 4/30/21 and 3/30/21 provided. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. The borrower was qualified solely with California Bank & Trust #206 and Bank of the West #764. See attached March and April statements for each. - Seller-07/14/2021 Open-Asset 2 Expired, last statement in file from November, 2020. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. The borrower was qualified solely with XXX #XXX and XXX #XXX. See attached March and April statements for each. - Seller-07/14/2021	Resolved-Asset 2 XXX for months ending 4/XX/21 and 3/XX/21 provided. - Due Diligence Vendor-07/16/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$590,900.00	CA	Primary Residence	Refinance	Rate and Term
494548573			C	A	C	A	A	A	A	A	Closed	FCRE1442	2021-07-13 19:24	2021-07-16 16:59	Resolved	3 - Material	C	A	Credit	Assets	Asset 1 Expired	Resolved-Asset 1 XXX for months ending 4/XX/21 and 3/XX/21 provided. - Due Diligence Vendor-07/16/2021 Ready for Review-Document Uploaded. The borrower was qualified solely with XXXand XXXof the XXX. See attached March and April statements for each. - Seller-07/14/2021 Open-Asset 1 Expired, last statement in file from November, 2020. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. The borrower was qualified solely with XXX and XXX. See attached March and April statements for each. - Seller-07/14/2021	Resolved-Asset 1 XXX for months ending 4/XX/21 and 3/XX/21 provided. - Due Diligence Vendor-07/16/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$590,900.00	CA	Primary Residence	Refinance	Rate and Term
494432969			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$550,000.00	WA	Primary Residence	Refinance	Cash Out - Other
494470805			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$810,000.00	CA	Primary Residence	Refinance	Rate and Term
494422359			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$749,600.00	IL	Primary Residence	Purchase	NA
494489484			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,320,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494424016			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$576,000.00	CA	Primary Residence	Purchase	NA
494485021			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$674,000.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494424052			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-10 12:38	2021-07-28 18:16	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Disagree - The Insurance policy shows 150% extended replacement cost coverage. See attached RCE. - Seller-07/20/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien $XXX - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Disagree - The Insurance policy shows 150% extended replacement cost coverage. See attached RCE. - Seller-07/20/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-07/28/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.15861290322580646

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 798 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 25 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10.50 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10.5 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$760,000.00	AZ	Primary Residence	Purchase	NA
494424333			B	B	B	B	A	A	A	A	Closed	FCRE9994	2021-07-15 23:22	2021-07-15 23:22	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Original LTV (OLTV) does not meet eligibility requirement(s)	Acknowledged-Exception in file for LTV. LTV is 76.14%, max allowed is 75%. Compensating factors noted: household income over $250,000, DTI less than 5% than max allowed, and credit score 20 points over program requirement. - Due Diligence Vendor-07/15/2021		Acknowledged-Exception in file for LTV. LTV is 76.14%, max allowed is 75%. Compensating factors noted: household income over $250,000, DTI less than 5% than max allowed, and credit score 20 points over program requirement. - Due Diligence Vendor-07/15/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 20 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,297,500.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494474217			D	A	C	A	D	A	A	A	Closed	FCRE1186	2021-07-16 22:53	2021-07-24 17:29	Resolved	3 - Material	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Ready for Review-Document Uploaded. See attached XXX Property History Report that confirms XXX was sold on 03/XX/21, which was prior to the subject loan closing on 05/XX/21. - Seller-07/23/2021 Open-Audited DTI of 41.68% exceeds AUS DTI of 28.71%. Variance is due to negative rental income used to qualify. Seller statement dated 5/XX/21 for property XXX, however, was not signed or proof that property was actually sold. Letter in file states borrower's in-laws live in the property rent free. Included payment in ratio. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. See attached XXXX Property History Report that confirmsXXX was sold on 03/XX/21, which was prior to the subject loan closing on 05/XX/21. - Seller-07/23/2021	Resolved-Property History Reports provided. Updated audited DTI is 34.89%.	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$692,000.00	CA	Primary Residence	Refinance	Rate and Term
494474217			D	A	C	A	D	A	A	A	Closed	FCOM7646	2021-07-16 22:53	2021-07-24 17:29	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Ready for Review-Document Uploaded. See attached XXX Property History Report that confirmsXXX was sold on 03/XX/21, which was prior to the subject loan closing on 05/XX/21. - Seller-07/23/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Audited DTI of 41.68% exceeds AUS DTI of 28.71%.  Variance is due to negative rental income used to qualify. Seller statement dated 5/XX/21 for property XXX, however, was not signed or proof that property was actually sold. Letter in file states borrower's in-laws live in the property rent free. Included payment in ratio. - Due Diligence Vendor-07/16/2021
																							Ready for Review-Document Uploaded. See attached XXX Property History Report that confirms XXX was sold on 03/XX/21, which was prior to the subject loan closing on 05/XX/21. - Seller-07/23/2021	Resolved-Property History Reports provided. Updated audited DTI is 34.89%.	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$692,000.00	CA	Primary Residence	Refinance	Rate and Term
494474217			D	A	C	A	D	A	A	A	Closed	FCOM1544	2021-07-12 13:34	2021-07-21 15:40	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Disagree - We could locate a CD in the file dated 2/XX/21. There is a CD dated 2/XX/21 with a disbursement date of 2/XX/21 that has been signed by the client. - Seller-07/19/2021 Open-TRID: Missing Final Closing Disclosure, only initial CD is present - Due Diligence Vendor-07/12/2021	Ready for Review-Document Uploaded. Disagree - We could locate a CD in the file dated 2/XX/21. There is a CD dated 2/XX/21 with a disbursement date of 2/XX/21 that has been signed by the client. - Seller-07/19/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-07/21/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$692,000.00	CA	Primary Residence	Refinance	Rate and Term
494407487			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-07-09 18:30	2021-07-21 16:24	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-COC for increase in discount points provided. Finding resolved. - Due Diligence Vendor-07/21/2021 Ready for Review-Disagree- COC for rate change provided - Seller-07/19/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/09/2021	Ready for Review-Disagree- COC for rate change provided - Seller-07/19/2021	Resolved-COC for increase in discount points provided. Finding resolved. - Due Diligence Vendor-07/21/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 797 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0327012987012987
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$800,000.00	OR	Primary Residence	Purchase	NA
494407487			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-07-09 18:31	2021-07-21 16:24	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC for increase in discount points provided. Finding resolved. - Due Diligence Vendor-07/21/2021 Ready for Review-Disagree- COC for rate change provided - Seller-07/19/2021 Open- - Due Diligence Vendor-07/09/2021 Open-COC not Found - Due Diligence Vendor-07/09/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/09/2021	Ready for Review-Disagree- COC for rate change provided - Seller-07/19/2021	Resolved-COC for increase in discount points provided. Finding resolved. - Due Diligence Vendor-07/21/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 797 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0327012987012987
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$800,000.00	OR	Primary Residence	Purchase	NA
494407487			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-07-09 18:31	2021-07-21 16:23	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC for increase in discount points provided. Finding resolved. - Due Diligence Vendor-07/21/2021

Ready for Review-Document Uploaded. Disagree- COC for rate change provided - Seller-07/19/2021

Open-Missing COC for increase of discount points. - Due Diligence Vendor-07/19/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,043.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/09/2021
																							Ready for Review-Document Uploaded. Disagree- COC for rate change provided - Seller-07/19/2021	Resolved-COC for increase in discount points provided. Finding resolved. - Due Diligence Vendor-07/21/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 797 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0327012987012987
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$800,000.00	OR	Primary Residence	Purchase	NA
494421731			D	B	D	B	A	A	A	A	Closed	FCRE1440	2021-07-21 17:04	2021-07-24 15:18	Resolved	3 - Material	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Ready for Review-Document Uploaded. Please see attached rental history - Seller-07/22/2021 Open-Housing History Does Not Meet Guideline Requirements. Borrower rented prior to this transaction, missing VOR. Missing VOR. Per guidelines it is required for Option 3 of the tradeline requirements. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Please see attached rental history - Seller-07/22/2021	Resolved-Rental history provided. Finding resolved.
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09170359428852781

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 802 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$980,000.00	WA	Primary Residence	Purchase	NA
494421731			D	B	D	B	A	A	A	A	Closed	FCRE1334	2021-07-21 16:57	2021-07-24 15:17	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Ready for Review-Document Uploaded. Please see attached 4506-C - Seller-07/22/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Please see attached 4506-C - Seller-07/22/2021	Resolved-Executed 4506T provided.
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09170359428852781

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 802 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$980,000.00	WA	Primary Residence	Purchase	NA
494421731			D	B	D	B	A	A	A	A	Closed	FCRE1159	2021-07-06 23:45	2021-07-24 02:58	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 5/XX/21 to 5/XX/21. - Due Diligence Vendor-07/24/2021 Ready for Review-XXXX has a XXXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 5/XX/21 to 5/XX/21. - Seller-07/22/2021 Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/06/2021	Ready for Review-XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 5/XX/21 to 5/XX/21. - Seller-07/22/2021	Acknowledged-XXXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 5/XX/21 to 5/XX/21. - Due Diligence Vendor-07/24/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09170359428852781

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 802 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$980,000.00	WA	Primary Residence	Purchase	NA
494497741			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$788,500.00	OH	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494395306			A	A	A	A	A	A	A	A							A	A										QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$780,000.00	CA	Primary Residence	Refinance	Rate and Term
494473465			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,110,000.00	NJ	Second Home	Purchase	NA
494426692			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$630,400.00	FL	Primary Residence	Purchase	NA
494493633			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$605,000.00	MI	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494503556			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$865,300.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494471566			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	CO	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494469884			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$600,000.00	MO	Primary Residence	Refinance	Rate and Term
494422909			D	A	D	A	A	A	C	A	Closed	FCRE6019	2021-07-09 15:37	2021-07-23 20:35	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Permanent resident alien card provided. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. Please see attached copy of borrower's permanent resident alien card. - Seller-07/21/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-07/09/2021	Ready for Review-Document Uploaded. Please see attached copy of borrower's permanent resident alien card. - Seller-07/21/2021	Resolved-Permanent resident alien card provided. - Due Diligence Vendor-07/23/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	CA	Second Home	Purchase	NA
494422909			D	A	D	A	A	A	C	A	Closed	FCRE3599	2021-07-09 15:53	2021-07-23 20:34	Resolved	3 - Material	C	A	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Resolved-Updated AUS provided - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. Please see attached updated AUS showing nine financed properties. - Seller-07/21/2021 Open-DU findings in file state approval is contingent upon Number of Financed Properties as Submitted totaling 5. however each borrower is personally liable for mortgages on nine, for a total of 10 unique dwellings. - Due Diligence Vendor-07/09/2021	Ready for Review-Document Uploaded. Please see attached updated AUS showing nine financed properties. - Seller-07/21/2021	Resolved-Updated AUS provided - Due Diligence Vendor-07/23/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	CA	Second Home	Purchase	NA
494422909			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-15 16:49	2021-07-21 16:27	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $ 1,170,000 or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/15/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/15/2021		Resolved-Desk review provided with a value of $ XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$822,375.00	CA	Second Home	Purchase	NA
494502963			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$723,000.00	CA	Second Home	Refinance	Cash Out - Other
494421012			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	FL	Primary Residence	Purchase	NA
494422237			D	A	D	A	A	A	A	A	Closed	FCRE6019	2021-07-16 17:58	2021-07-27 17:13	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. See attached form I-797 verifying borrower residency status and approval of extension of stay. - Seller-07/20/2021 Open-Borrower 1 Citizenship Documentation Is Missing. Provide an acceptable Visa or an expired Visa as required per the non-permanent Resident Alien requirements. At the time of review only a driver's license and I-797A was provided and alone does not meet the established requirements. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. See attached form I-797 verifying borrower residency status and approval of extension of stay. - Seller-07/20/2021	Resolved-Borrower 1 Citizenship Documentation Provided. - Due Diligence Vendor-07/23/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 97 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 776 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.022210526315789472

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	TX	Primary Residence	Purchase	NA
494428250			D	A	D	A	A	A	A	A	Closed	FCRE1330	2021-07-21 20:38	2021-07-24 15:45	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing	Ready for Review-Document Uploaded. 7/22: Please see attached copies of borrower's paystubs. - Seller-07/22/2021 Open-Borrower 1 Paystubs Missing - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. 7/22: Please see attached copies of borrower's paystubs. - Seller-07/22/2021	Resolved-Borrower paystubs provided.
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 14 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$591,700.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494417204			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$620,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494441672			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-07-14 15:51	2021-07-21 16:30	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date
Acknowledged-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/XX/21 to 05/XX/21. - Due Diligence Vendor-07/21/2021
Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/XX/21 to 05/XX/21 - Seller-07/19/2021
Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/17/2021
Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 05-XX-2021. Customer sign document on 5/XX/2021 and policy started 5/XX - Due Diligence Vendor-07/14/2021
																							Ready for Review-XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/XX/21 to 05/XX/21 - Seller-07/19/2021	Acknowledged-XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 05/XX/21 to 05/XX/21. - Due Diligence Vendor-07/21/2021	Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 779 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,240,000.00	FL	Primary Residence	Purchase	NA
494458905			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,177,000.00	MT	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494456063			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$849,000.00	CA	Primary Residence	Refinance	Rate and Term
494428029			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-07-07 22:59	2021-07-15 01:05	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). WVOE evidencing B1 two years bonus income provided. Finding resolved. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. Please see attached written VOE with income breakdown. - Seller-07/09/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Unable to determine borrower's bonus income. Missing break down of their W-2 income. - Due Diligence Vendor-07/07/2021	Ready for Review-Document Uploaded. Please see attached written VOE with income breakdown. - Seller-07/09/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). WVOE evidencing B1 two years bonus income provided. Finding resolved. - Due Diligence Vendor-07/15/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 721 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 9 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$585,094.00	IN	Primary Residence	Purchase	NA
494428029			C	A	C	A	C	A	A	A	Closed	FCRE1293	2021-07-02 18:04	2021-07-15 01:04	Resolved	3 - Material	C	A	Credit	Income	Income 2 Months Income Verified is Missing	Resolved-WVOE evidencing B1 two years bonus income provided. Finding resolved. - Due Diligence Vendor-07/15/2021 Ready for Review-Document Uploaded. Please see attached written VOE with income breakdown. - Seller-07/09/2021 Open-Income 2 Months Income Verified is Missing. Missing proof of Bonus income lender used to qualify to include verification bonus will continue. - Due Diligence Vendor-07/02/2021	Ready for Review-Document Uploaded. Please see attached written VOE with income breakdown. - Seller-07/09/2021	Resolved-WVOE evidencing B1 two years bonus income provided. Finding resolved. - Due Diligence Vendor-07/15/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 721 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 9 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$585,094.00	IN	Primary Residence	Purchase	NA
494443301			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,020,000.00	CA	Primary Residence	Purchase	NA
494580209			D	B	C	B	D	A	C	A	Closed	FCOM1512	2021-06-30 20:07	2021-07-13 21:38	Resolved	3 - Material	D	A	Compliance	Missing Doc - Closing Package	Closing/Settlement Disclosure Unexecuted	Resolved-Final executed CD provided. Finding resolved. - Due Diligence Vendor-07/13/2021 Ready for Review-Document Uploaded. Final CD has been received and uploaded - Seller-07/09/2021 Open-Final CD is not executed per last page of Disclosure form.. No evidence in file that CD in file dated same day as Closing was signed electronically. - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. Final CD has been received and uploaded - Seller-07/09/2021	Resolved-Final executed CD provided. Finding resolved. - Due Diligence Vendor-07/13/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 780 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.049486626948916215

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,044,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494580209			D	B	C	B	D	A	C	A	Closed	FVAL7199	2021-06-25 19:41	2021-07-13 21:27	Resolved	3 - Material	C	A	Property	Appraisal	Appraisal Expired	Resolved-1004D provided with a date of 4/XX/21. Finding resolved. - Due Diligence Vendor-07/13/2021 Ready for Review-Document Uploaded. See attached 1004D used to support qualifying appraisal - Seller-07/12/2021 Open-Appraisal is expired. No updated appraisal in file - Due Diligence Vendor-06/25/2021	Ready for Review-Document Uploaded. See attached 1004D used to support qualifying appraisal - Seller-07/12/2021	Resolved-1004D provided with a date of 4/XX/21. Finding resolved. - Due Diligence Vendor-07/13/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 780 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.049486626948916215

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,044,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494580209			D	B	C	B	D	A	C	A	Closed	FCRE1199	2021-06-29 18:43	2021-07-06 17:15	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount
Acknowledged-Guideline loan amount exception authorization provided notating a XXX overlay loan amount exception approved by UW management. Compensating factors provided indicating 0x30 on all reported mortgages in last 36 months; DTI is 5 points under product matrix; and Credit score is 20 points above program requirement.  - Due Diligence Vendor-07/06/2021
Ready for Review-Document Uploaded. See attached Flagstar exception authorization for loan amount exceeding guideline max - Seller-07/02/2021
Open-Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $1000000 - Due Diligence Vendor-06/30/2021
Open-Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $1000000. Jumbo 30 year fixed product has a maximum loan amount of $1000000 for LTV greater than 75% - Due Diligence Vendor-06/29/2021
																							Ready for Review-Document Uploaded. See attached XXX exception authorization for loan amount exceeding guideline max - Seller-07/02/2021	Acknowledged-Guideline loan amount exception authorization provided notating a Flagstar overlay loan amount exception approved by UW management. Compensating factors provided indicating 0x30 on all reported mortgages in last 36 months; DTI is 5 points under product matrix; and Credit score is 20 points above program requirement. - Due Diligence Vendor-07/06/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 780 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.049486626948916215

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,044,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494580209			D	B	C	B	D	A	C	A	Closed	finding-3652	2021-06-29 19:40	2021-07-06 14:38	Resolved	3 - Material	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-COC provided.  - Due Diligence Vendor-07/06/2021

Ready for Review-Document Uploaded. Disagree - COC document in file to support the removal of the lender credit. Change Details = Float to Lock at 3.375%. COC has been uploaded. - Seller-07/02/2021

Open-Missing COC removing lender credit on revised CD dated 12/16/2020. - Due Diligence Vendor-06/29/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/29/2021
																							Ready for Review-Document Uploaded. Disagree - COC document in file to support the removal of the lender credit. Change Details = Float to Lock at 3.375%. COC has been uploaded. - Seller-07/02/2021	Resolved-COC provided. - Due Diligence Vendor-07/06/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 780 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.049486626948916215

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,044,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494580209			D	B	C	B	D	A	C	A	Closed	FCRE1168	2021-06-29 18:07	2021-07-06 14:33	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021
Ready for Review-Document Uploaded. Insurance policy found in file with coverage exceeding the loan amount of $XXX. Policy disclosed Coverage A - Dwelling amount of $XXX with an additional Extended Replacement Cost of 20% or $XXX for a total of $XXX. - Seller-07/02/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/30/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-06/29/2021
																							Ready for Review-Document Uploaded. Insurance policy found in file with coverage exceeding the loan amount of $XXX. Policy disclosed Coverage A - Dwelling amount of $XX with an additional Extended Replacement Cost of 20% or $XXfor a total of $XXX. - Seller-07/02/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-07/06/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 780 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.049486626948916215

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,044,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494486472			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$615,000.00	MI	Primary Residence	Refinance	Rate and Term
494391179			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-20 23:21	2021-07-26 14:30	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.5) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$753,000.00	CA	Primary Residence	Purchase	NA
494443690			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$692,000.00	CA	Primary Residence	Refinance	Rate and Term
494390957			D	A	D	A	A	A	C	A	Closed	FCRE1336	2021-07-06 19:21	2021-07-27 16:05	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Award Letter Missing
Resolved-Documentation provide to support income and continuance.  - Due Diligence Vendor-07/27/2021
Open-Received copy of documentation of assets and set up of accounts, however there is no proof of current receipt as required per guidelines. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree. See the attached documentation showing B1 with an account balance of ~ $3MM and monthly payment setups through  automatic withdrawal. The Automatic Withdrawal evidences a YTD withdrawal of $6250.00 as the plan went into effect 05/XX/2021. This satisfied both the evidence of receipt and history (1 month), as applicable. This documentation would suffice in meeting Freddie's guideline as attached. - Seller-07/26/2021
Open-Letter from third party administrator is for B2 and there is no documentation in the file for B1. Also no documentation of receipt of distribution to borrower account. - Due Diligence Vendor-07/24/2021
Ready for Review-Letter from third party administrator is for B2 and there is no documentation in the file for B1. Also no documentation of receipt of distribution to borrower account. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. Borrower: Please see attached proof of withdrawal in the amount of $6,250. The XXX account # XXX which the borrower used to withdraw the $6,250 has sufficient fund to verify that the income will continue for 3 years
$6,250 x 36 = 225,000
Account balance = 3,573,426.65
Co-Borrower: Please see attached award letter showing that the income will continue for may years, However the account balance has sufficient funds to verify that the income will continue for 3 years. - Seller-07/22/2021
Open-We need Borrower 1 and 2's IRA account and distribution letter to verify distribution will continue for at least 3 years - Due Diligence Vendor-07/06/2021

Ready for Review-Document Uploaded. Disagree. See the attached documentation showing B1 with an account balance of ~ $3MM and monthly payment setups through  automatic withdrawal. The Automatic Withdrawal evidences a YTD withdrawal of $6250.00 as the plan went into effect 05/XX/2021. This satisfied both the evidence of receipt and history (1 month), as applicable. This documentation would suffice in meeting Freddie's guideline as attached. - Seller-07/26/2021
 Ready for Review-Letter from third party administrator is for B2 and there is no documentation in the file for B1. Also no documentation of receipt of distribution to borrower account. - Due Diligence Vendor-07/24/2021
 Ready for Review-Document Uploaded. Borrower: Please see attached proof of withdrawal in the amount of $6,250. The XXXX which the borrower used to withdraw the $6,250 has sufficient fund to verify that the income will continue for 3 years
$6,250 x 36 = 225,000
Account balance = 3,573,426.65
Co-Borrower: Please see attached award letter showing that the income will continue for may years, However the account balance has sufficient funds to verify that the income will continue for 3 years. - Seller-07/22/2021

																								Resolved-Documentation provide to support income and continuance. - Due Diligence Vendor-07/27/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$729,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494390957			D	A	D	A	A	A	C	A	Closed	FCRE1292	2021-07-06 19:21	2021-07-27 16:05	Resolved	3 - Material	C	A	Credit	Income	Income 1 Months Income Verified is Missing
Resolved-Documentation provide to support income and continuance.  - Due Diligence Vendor-07/27/2021

Open-Received copy of documentation of assets and set up of accounts, however there is no proof of current receipt as required per guidelines. - Due Diligence Vendor-07/27/2021

Ready for Review-Document Uploaded. Disagree. See the attached documentation showing B1 with an account balance of ~ $3MM and monthly payment setups through  automatic withdrawal. The Automatic Withdrawal evidences a YTD withdrawal of $6250.00 as the plan went into effect 05/04/2021. This satisfied both the evidence of receipt and history (1 month), as applicable. This documentation would suffice in meeting Freddie's guideline as attached. - Seller-07/26/2021

Open-Letter from third party administrator is for B2 and there is no documentation in the file for B1. Also no documentation of receipt of distribution to borrower account. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Borrower: Please see attached proof of withdrawal in the amount of $6,250. The Fidelity account # 217-962379 which the borrower used to withdraw the $6,250 has sufficient fund to verify that the income will continue for 3 years
$6,250 x 36 = 225,000
Account balance = 3,573,426.65
Co-Borrower: Please see attached award letter showing that the income will continue for may years, However the account balance has sufficient funds to verify that the income will continue for 3 years. - Seller-07/22/2021

Open-Income 1 Months Income Verified is Missing. Missing documentation of distribution income for borrower 1. - Due Diligence Vendor-07/20/2021

Open-We need Borrower 1 and 2's IRA account and distribution letter to verify distribution will continue for at least 3 years - Due Diligence Vendor-07/06/2021

Ready for Review-Document Uploaded. Disagree. See the attached documentation showing B1 with an account balance of ~ $3MM and monthly payment setups through  automatic withdrawal. The Automatic Withdrawal evidences a YTD withdrawal of $6250.00 as the plan went into effect 05/04/2021. This satisfied both the evidence of receipt and history (1 month), as applicable. This documentation would suffice in meeting Freddie's guideline as attached. - Seller-07/26/2021
 Ready for Review-Document Uploaded. Borrower: Please see attached proof of withdrawal in the amount of $6,250. The XXX which the borrower used to withdraw the $6,250 has sufficient fund to verify that the income will continue for 3 years
$6,250 x 36 = 225,000
Account balance = 3,573,426.65
Co-Borrower: Please see attached award letter showing that the income will continue for may years, However the account balance has sufficient funds to verify that the income will continue for 3 years. - Seller-07/22/2021

																								Resolved-Documentation provide to support income and continuance. - Due Diligence Vendor-07/27/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$729,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494390957			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-08 16:09	2021-07-26 14:32	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/08/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$729,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494484177			D	A	D	A	C	A	A	A	Closed	finding-3632	2021-07-10 12:31	2021-07-22 15:10	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Change of circumstance history provided. - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. COC found in file. Loan passed all testing. See attached Loan Summary Report. - Seller-07/21/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/10/2021	Ready for Review-Document Uploaded. COC found in file. Loan passed all testing. See attached Loan Summary Report. - Seller-07/21/2021	Resolved-Change of circumstance history provided. - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.035612959719789845

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 69 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$937,500.00	NY	Primary Residence	Refinance	Rate and Term
494484177			D	A	D	A	C	A	A	A	Closed	finding-3631	2021-07-10 12:32	2021-07-22 15:10	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Change of circumstance history provided. - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. COC found in file. Loan passed all testing. See attached Loan Summary Report. - Seller-07/21/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/10/2021	Ready for Review-Document Uploaded. COC found in file. Loan passed all testing. See attached Loan Summary Report. - Seller-07/21/2021	Resolved-Change of circumstance history provided. - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.035612959719789845

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 69 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$937,500.00	NY	Primary Residence	Refinance	Rate and Term
494484177			D	A	D	A	C	A	A	A	Closed	finding-3634	2021-07-10 12:32	2021-07-22 15:10	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Change of circumstance history provided. - Due Diligence Vendor-07/22/2021

Ready for Review-Document Uploaded. COC found in file. See attached Loan Summary Report.  - Seller-07/21/2021

Open-Missing change of circumstance for increases in points and loan origination fees. - Due Diligence Vendor-07/20/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,465.63.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/10/2021
																							Ready for Review-Document Uploaded. COC found in file. See attached Loan Summary Report. - Seller-07/21/2021	Resolved-Change of circumstance history provided. - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.035612959719789845

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 69 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$937,500.00	NY	Primary Residence	Refinance	Rate and Term
494484177			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-19 23:56	2021-07-22 14:56	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Please see attached lease agreement. Lease agreement is located in the file. - Seller-07/20/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Missing lease agreement for rental property. Schedule E shows no rental income. - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. Please see attached lease agreement. Lease agreement is located in the file. - Seller-07/20/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.035612959719789845

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 69 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$937,500.00	NY	Primary Residence	Refinance	Rate and Term
494484177			D	A	D	A	C	A	A	A	Closed	FCRE1345	2021-07-06 14:23	2021-07-22 14:52	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/22/2021 Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Please see attached lease agreement. Lease agreement is located in the file. - Seller-07/20/2021 Open-Borrower 1 Lease Agreements Missing to document current rental amount. Schedule E shows no rental income for 122 days of rental. - Due Diligence Vendor-07/19/2021 Open-Missing lease agreement for rental property XXX - Due Diligence Vendor-07/06/2021	Ready for Review-Document Uploaded. Please see attached lease agreement. Lease agreement is located in the file. - Seller-07/20/2021	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/22/2021 Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.035612959719789845

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 69 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$937,500.00	NY	Primary Residence	Refinance	Rate and Term
494478659			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-07 20:09	2021-07-24 15:42	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Ready for Review-Document Uploaded. Estimated Rebuilding Cost Attached - Seller-07/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of . Provide RCE to show evidence that the current coverage is adequate as required. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Estimated Rebuilding Cost Attached - Seller-07/22/2021	Resolved-RCE provided - adequate insurance provided.	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 13 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$638,000.00	VA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440125			C	A	A	A	C	A	A	A	Closed	finding-3734	2021-06-30 17:40	2021-07-06 16:45	Resolved	3 - Material	C	A	Compliance	TRID	TRID Foreclosure Rescission Total of Payments Test
Resolved-Fees updated - Due Diligence Vendor-07/06/2021
Ready for Review-Disagree - See attached Spreadsheet and Mavent Compliance Form.  The calculated TOP payment is $1,023,681.78 and the disclosed TOP reflects $1,023,681.94, which is a difference of $0.16. No violation occurred.  - Seller-07/01/2021
Open-This loan failed the TRID foreclosure rescission total of payments test. ( 12 CFR §1026.23(h)(2)(ii) )The total of payments is $1,024,519.68. The disclosed total of payments charge of $1,023,681.94 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-06/30/2021
Open-This loan failed the TRID foreclosure rescission total of payments test. ( 12 CFR §1026.23(h)(2)(ii) )The total of payments is $1,024,544.68. The disclosed total of payments charge of $1,023,681.94 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Disagree - See attached Spreadsheet and Mavent Compliance Form. The calculated TOP payment is $1,023,681.78 and the disclosed TOP reflects $1,023,681.94, which is a difference of $0.16. No violation occurred. - Seller-07/01/2021	Resolved-Fees updated - Due Diligence Vendor-07/06/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.245667215815486

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$650,000.00	TX	Primary Residence	Refinance	Rate and Term
494440125			C	A	A	A	C	A	A	A	Closed	finding-3732	2021-06-30 17:40	2021-07-06 16:45	Resolved	3 - Material	C	A	Compliance	TRID	TRID Total of Payments Test
Resolved-Fees updated - Due Diligence Vendor-07/06/2021

Ready for Review-Document Uploaded. Disagree - See attached Spreadsheet and Mavent Compliance Form.  The calculated TOP payment is $1,023,681.78 and the disclosed TOP reflects $1,023,681.94, which is a difference of $0.16. No violation occurred.  - Seller-07/01/2021

Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) )The total of payments is $1,024,519.68. The disclosed total of payments of $1,023,681.94 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-06/30/2021

Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) )The total of payments is $1,024,544.68. The disclosed total of payments of $1,023,681.94 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-06/30/2021
																							Ready for Review-Document Uploaded. Disagree - See attached Spreadsheet and Mavent Compliance Form. The calculated TOP payment is $1,023,681.78 and the disclosed TOP reflects $1,023,681.94, which is a difference of $0.16. No violation occurred. - Seller-07/01/2021	Resolved-Fees updated - Due Diligence Vendor-07/06/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.245667215815486

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$650,000.00	TX	Primary Residence	Refinance	Rate and Term
494434973			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$668,000.00	NC	Primary Residence	Purchase	NA
494430064			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$688,000.00	OR	Primary Residence	Purchase	NA
494416066			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,300,000.00	MI	Primary Residence	Purchase	NA
494485020			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	VA	Primary Residence	Refinance	Rate and Term
494432926			D	A	D	A	A	A	A	A	Closed	FCRE1258	2021-06-28 22:37	2021-07-27 16:45	Resolved	3 - Material	D	A	Credit	Missing Doc - Approval Info	Collateral Underwriter Missing	Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-07/09/2021 Open-Collateral Underwriter Missing - Due Diligence Vendor-06/30/2021 Open-Collateral Underwriter Missing - Due Diligence Vendor-06/30/2021 Open-Collateral Underwriter Missing. No CU for this loan - Due Diligence Vendor-06/28/2021		Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-07/09/2021				QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$652,000.00	OR	Primary Residence	Purchase	NA
494478233			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$758,000.00	CA	Primary Residence	Refinance	Rate and Term
494415208			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-07-06 20:41	2021-07-13 21:54	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/13/2021 Ready for Review-Document Uploaded. The VVOE for the primary borrower is attached. - Seller-07/09/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/06/2021 Open-Missing the VVOE for the borrower Jason George. - Due Diligence Vendor-07/06/2021	Ready for Review-Document Uploaded. The VVOE for the primary borrower is attached. - Seller-07/09/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/13/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 765 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,208,000.00	CA	Primary Residence	Purchase	NA
494415208			D	A	D	A	C	A	A	A	Closed	FCRE1173	2021-07-06 21:01	2021-07-13 21:51	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-07/13/2021 Ready for Review-Document Uploaded. Master Insurance Policy has been received and uploaded. - Seller-07/12/2021 Open-Missing HO-6 Master Insurance Policy - Due Diligence Vendor-07/06/2021 Open-Missing the Condo master policy reflecting the required coverage. - Due Diligence Vendor-07/06/2021	Ready for Review-Document Uploaded. Master Insurance Policy has been received and uploaded. - Seller-07/12/2021	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-07/13/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 765 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,208,000.00	CA	Primary Residence	Purchase	NA
494391283			D	A	A	A	A	A	D	A	Closed	FPRO5405	2021-07-01 17:29	2021-07-21 18:15	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $ 1,115,000  or 0% variance. Finding resolved - Due Diligence Vendor-07/21/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/01/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/01/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/01/2021
																								Resolved-Desk review provided with a value of $ XXX or 0% variance. Finding resolved - Due Diligence Vendor-07/21/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$707,250.00	CA	Primary Residence	Purchase	NA
494475732			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$858,000.00	WA	Primary Residence	Refinance	Rate and Term
494435064			C	A	A	A	C	A	A	A	Closed	finding-3532	2021-07-12 17:37	2021-07-23 00:59	Resolved	3 - Material	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test
Resolved-Initial CD dated 4/XX/21 provided. Finding resolved. - Due Diligence Vendor-07/23/2021
Ready for Review-Document Uploaded. Disagree - ICD is dated 4/XX/2021 and has been provided. - Seller-07/20/2021
Open-Initial CD issued on 5/XX/21 and final CD issued on 5/XX/21, on the third day after the initial CD instead of being AFTER the third day as required. - Due Diligence Vendor-07/19/2021
Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-07/12/2021
																							Ready for Review-Document Uploaded. Disagree - ICD is dated 4/XX/2021 and has been provided. - Seller-07/20/2021	Resolved-Initial CD dated 4/XX/21 provided. Finding resolved. - Due Diligence Vendor-07/23/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 215 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.03840749414519906

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 805 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 19 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$985,250.00	MI	Primary Residence	Purchase	NA
494414222			D	A	D	A	A	A	A	A	Closed	FCRE1241	2021-06-29 14:48	2021-07-21 17:26	Resolved	3 - Material	D	A	Credit	Missing Doc - Property	Purchase Contract is Missing	Resolved-Purchase contract for subject property provided. Finding resolved. - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Please see the attached purchase agreement for XXX. - Seller-07/19/2021 Open-Purchase Contract Is Missing. At the time of review the purchase agreement provided was for the borrowers former property that the borrower sold and not for the subject property. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Please see the attached purchase agreement for XXXX. - Seller-07/19/2021	Resolved-Purchase contract for subject property provided. Finding resolved. - Due Diligence Vendor-07/21/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 780 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$925,000.00	CA	Primary Residence	Purchase	NA
494447941			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-06 14:17	2021-07-24 17:22	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Ready for Review-Document Uploaded. Revised RCE provided - Seller-07/23/2021
Open-Disagree - Policy includes dwelling of $XXX plus 25% increased coverage = $XXX total coverage. Subject lien equals $XXX. Replacement cost value was not provided. - Due Diligence Vendor-07/20/2021
Ready for Review-Document Uploaded. With the dwelling coverage of XXX plus the coverages of 25% of Coverage A which is included is sufficient.  - Seller-07/16/2021
Open-The lien amount equals $XXXX, the hazard insurance coverage with additional coverage equals $XXX.  No evidence of guaranteed replacement cost coverage or a replacement cost calculator. - Due Diligence Vendor-07/09/2021
																							Ready for Review-Document Uploaded. Revised RCE provided - Seller-07/23/2021 Ready for Review-Document Uploaded. With the dwelling coverage of XXX plus the coverages of 25% of Coverage A which is included is sufficient. - Seller-07/16/2021	Resolved-RCE provided - adequate insurance provided.	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,135,000.00	FL	Primary Residence	Refinance	Cash Out - Other
494480210			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,287,200.00	CA	Primary Residence	Refinance	Rate and Term
494530497			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$863,900.00	CA	Primary Residence	Refinance	Rate and Term
494426477			D	A	D	A	A	A	A	A	Closed	FCRE1161	2021-07-11 17:39	2021-07-21 16:25	Resolved	3 - Material	D	A	Credit	Missing Doc - Insurance	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Please see the attached Flood Cert. for XXXX - Seller-07/19/2021 Open-Missing Flood Certificate. Information grabbed from the appraisal however it is required to be confirmed with a flood certificate completed prior to closing. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Please see the attached Flood Cert. for XXXX- Seller-07/19/2021	Resolved-Flood Certificate is fully present - Due Diligence Vendor-07/21/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 779 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 24 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 24 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 21 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$759,750.00	TX	Second Home	Purchase	NA
494458017			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$625,000.00	WA	Primary Residence	Refinance	Cash Out - Other
494498709			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$641,000.00	CA	Primary Residence	Refinance	Rate and Term
494400563			A	A	A	A	A	A	A	A							A	A										QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$684,000.00	CA	Primary Residence	Refinance	Rate and Term
494412213			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,687,500.00	TX	Primary Residence	Purchase	NA
494418428			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$640,000.00	AZ	Primary Residence	Purchase	NA
494399405			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-08 16:01	2021-07-26 14:35	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-07/08/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$600,000.00	NY	Second Home	Purchase	NA
494442411			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,320,000.00	TX	Primary Residence	Refinance	Rate and Term
494436104			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,060,000.00	WA	Primary Residence	Purchase	NA
494423668			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$853,000.00	WA	Primary Residence	Refinance	Rate and Term
494503236			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$560,000.00	DC	Primary Residence	Refinance	Rate and Term
494441461			C	B	A	A	C	B	A	A	Closed	finding-3634	2021-07-13 23:15	2021-07-30 16:51	Cured	3 - Material	C	B	Compliance	TRID	Charges That Cannot Increase Test
Cured-PCCD issued and cured the $79 tax service fee and moved the $20 wire transfer fee to section C.   - Due Diligence Vendor-07/30/2021
Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
Open-Missing valid COC for wire transfer fee of $20 not disclosed on LE dated 3/XX/2021. - Due Diligence Vendor-07/29/2021
Ready for Review-Document Uploaded. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/28/2021
Open-However, a $20 wire fee was charged to the borrower on the final CD that was not disclosed to the borrower previously. A COC for the $20 wire fee was not provided. - Due Diligence Vendor-07/20/2021
Open-Tax Service fee in the amount of $79 was not disclosed on the loan estimate.  Lender re-disclosed and reimbursed a total of $79 to borrower post consummation on 5/XX/2021 as evidenced by FED EX tracking slip and letter with check to the borrower. - Due Diligence Vendor-07/20/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $99.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/13/2021

Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
 Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
 Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
 Ready for Review-Document Uploaded. Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/28/2021

																								Cured-PCCD issued and cured the $79 tax service fee and moved the $20 wire transfer fee to section C. - Due Diligence Vendor-07/30/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 793 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5.75 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$710,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494441461			C	B	A	A	C	B	A	A	Closed	finding-3638	2021-07-20 21:32	2021-07-30 16:50	Resolved	3 - Material	C	A	Compliance	TRID	Reimbursement Amount Test
Resolved-Resolved.  PCCD issued and cured $79 tax service fee and moved $20 wire fee to section C. - Due Diligence Vendor-07/30/2021
Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances.

Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances.

Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances.

Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
Open-Missing valid COC for wire transfer fee of $20 not disclosed on LE dated 3/XX/2021. - Due Diligence Vendor-07/29/2021
Ready for Review-Document Uploaded.  - Seller-07/28/2021
Open-However, a $20 wire fee was charged to the borrower on the final CD that was not disclosed to the borrower previously. A COC for the $20 wire fee was not provided. - Due Diligence Vendor-07/20/2021
Open-Tax Service fee in the amount of $79 was not disclosed on the loan estimate.  Lender re-disclosed and reimbursed a total of $79 to borrower post consummation on 5/XX/2021 as evidenced by XXX tracking slip and letter with check to the borrower. - Due Diligence Vendor-07/20/2021
Open-This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $79.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $99.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. - Due Diligence Vendor-07/20/2021

Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances.

Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
 Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances.

Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
 Ready for Review-Disagree-Title-Wire fee is part of overall title charges as borrower choose to use their own selected title provider therefore title fees are not subject to 10% or 0% tolerances.

Restitution CD dated 05/XX Title-Wire fee in proper Section C and restitution that was sent to borrower for tax service fee - Seller-07/30/2021
 Ready for Review-Document Uploaded.  - Seller-07/28/2021

																								Resolved-Resolved. PCCD issued and cured $79 tax service fee and moved $20 wire fee to section C. - Due Diligence Vendor-07/30/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 793 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5.75 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$710,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494441461			C	B	A	A	C	B	A	A	Closed	finding-3631	2021-07-13 23:15	2021-07-30 16:20	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-07/30/2021 Rescinded-Resolved thru QA process - Due Diligence Vendor-07/20/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/13/2021		Resolved-Resolved - Due Diligence Vendor-07/30/2021 Rescinded-Resolved thru QA process - Due Diligence Vendor-07/20/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 793 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5.75 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$710,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494416786			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$747,200.00	RI	Primary Residence	Purchase	NA
494427267			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$890,000.00	CA	Primary Residence	Refinance	Rate and Term
494402323			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$841,600.00	MD	Primary Residence	Purchase	NA
494413563			A	A	A	A	A	A	A	A							A	A										QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$598,000.00	CA	Second Home	Purchase	NA
494414572			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$875,000.00	CA	Primary Residence	Purchase	NA
494493905			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-09 17:25	2021-07-24 17:34	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Ready for Review-Document Uploaded. Revised Dec Page and RCE attached - Seller-07/23/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien $XXX. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Revised Dec Page and RCE attached - Seller-07/23/2021	Resolved-RCE provided - adequate insurance provided.
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 19 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 18.83 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.50 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1258848797250859
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$685,700.00	NC	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494433569			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$783,000.00	AZ	Primary Residence	Refinance	Rate and Term
494469419			D	A	D	A	D	A	A	A	Closed	FCRE6019	2021-07-07 11:38	2021-07-27 17:40	Resolved	3 - Material	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation (Perm Resi Visa) Provided. - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Please see the attached copy of the Visa. - Seller-07/19/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-07/07/2021	Ready for Review-Document Uploaded. Please see the attached copy of the Visa. - Seller-07/19/2021	Resolved-Borrower 1 Citizenship Documentation (Perm Resi Visa) Provided. - Due Diligence Vendor-07/21/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15.83 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 0% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 275 Are Greater Than The Guideline Minimum Of 18 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 0% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$900,000.00	CA	Second Home	Refinance	Rate and Term
494469419			D	A	D	A	D	A	A	A	Closed	FCOM1544	2021-07-17 16:25	2021-07-21 16:35	Resolved	3 - Material	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. This is an escrow state where the file does not contain a Final CD, however it does contain a PCCD and I have also provided the Settlement Statement to show how the loan disbursed. Escrow states do not produce Final Signed CDs. See attached Final Disbursed CD and Final Settlement Statement. - Seller-07/20/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. This is an escrow state where the file does not contain a Final CD, however it does contain a PCCD and I have also provided the Settlement Statement to show how the loan disbursed. Escrow states do not produce Final Signed CDs. See attached Final Disbursed CD and Final Settlement Statement. - Seller-07/20/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-07/21/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 18 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15.83 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 0% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 275 Are Greater Than The Guideline Minimum Of 18 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 0% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$900,000.00	CA	Second Home	Refinance	Rate and Term
494428453			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	CO	Primary Residence	Purchase	NA
494498865			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,102,500.00	CA	Primary Residence	Refinance	Rate and Term
494490696			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,279,000.00	CA	Primary Residence	Refinance	Rate and Term
494416335			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,140,000.00	CA	Primary Residence	Purchase	NA
494474720			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$890,000.00	TX	Primary Residence	Refinance	Rate and Term
494421290			D	A	D	A	C	A	A	A	Closed	finding-3476	2021-07-27 10:27	2021-07-27 10:28	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test	Resolved-Lease was executed prior to closing - Due Diligence Vendor-07/27/2021 Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 42.89% - Due Diligence Vendor-07/27/2021		Resolved-Lease was executed prior to closing - Due Diligence Vendor-07/27/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.028242424242424242

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 75 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$940,000.00	TX	Primary Residence	Purchase	NA
494421290			D	A	D	A	C	A	A	A	Closed	FCRE1193	2021-07-24 16:56	2021-07-27 10:28	Resolved	3 - Material	A	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-After further review, lease was executed prior to closing. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree. The lease agreement was consummated by tenant and borrower 05/XX/2021. The terms of the lease were however stated to begin 06/XX. See the attached showing the first and last page of the lease.

Disagree regarding the citation for property located on Whelles. The UW did not double count the rental income/loss on this property. The UW qualified the borrower with a loss of $589.99 per month, deducting the amount in the employment calculation (See the comment on the transmittal summary provided). Total liabilities in the amount of $12270.95 is comprised of the following: Subj PITI - $5791.48, Consumer debt - $6061.00, Rental from XXX -$272.04 and rental loss from XXX - $146.43. While the property may have been included on the final application, as prepared by the Correspondent, there was no net rental amount for Whelles included in the ATR calculation done by the underwriter.

Please see the attached Transmittal Summary and UW Worksheet showing their final figures.
 - Seller-07/26/2021
Open-Audited DTI of 57.72% exceeds Guideline DTI of 43%  - Due Diligence Vendor-07/24/2021
Open-Client provided documentation of taxes and insurance for XXX property. Unable to use rental income as lease was executed post-closing. Variance due to taxes and insurance being higher than disclosed on 1003 and rental income calculation for Whelles property were inaccurate as that income already included in business income. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Disagree. The lease agreement was consummated by tenant and borrower 05/XX/2021. The terms of the lease were however stated to begin 06/XX. See the attached showing the first and last page of the lease.

Disagree regarding the citation for property located on Whelles. The UW did not double count the rental income/loss on this property. The UW qualified the borrower with a loss of $589.99 per month, deducting the amount in the employment calculation (See the comment on the transmittal summary provided). Total liabilities in the amount of $12270.95 is comprised of the following: Subj PITI - $5791.48, Consumer debt - $6061.00, Rental from XXX -$272.04 and rental loss from XX - $146.43. While the property may have been included on the final application, as prepared by the Correspondent, there was no net rental amount for Whelles included in the ATR calculation done by the underwriter.

Please see the attached Transmittal Summary and UW Worksheet showing their final figures.
 - Seller-07/26/2021

																								Resolved-After further review, lease was executed prior to closing. - Due Diligence Vendor-07/27/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.028242424242424242

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 75 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$940,000.00	TX	Primary Residence	Purchase	NA
494421290			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-19 21:35	2021-07-27 10:27	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Ready for Review-Document Uploaded.
Disagree regarding the citation for property located on XXX. The UW did not double count the rental income/loss on this property. The UW qualified the borrower with a loss of $589.99 per month, deducting the amount in the employment calculation (See the comment on the transmittal summary provided). Total liabilities in the amount of $12270.95 is comprised of the following: Subj PITI - $5791.48, Consumer debt - $6061.00, Rental from XXX -$272.04 and rental loss from XXX - $146.43. While the property may have been included on the final application, as prepared by the Correspondent, there was no net rental amount for Whelles included in the ATR calculation done by the underwriter.

Please see the attached Transmittal Summary and UW Worksheet showing their final figures. - Seller-07/26/2021
Ready for Review-Document Uploaded. Please see attached Property tax and HOI for property located at XXX.
Please see attached mortgage statement for property located at XXX. The borrower elected to escrow his taxes and insurance. UW was conservative and did not use the rental income for qualification, and only use the rental income to offset monthly PITI, Please see attached rental income worksheet - Seller-07/23/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/19/2021

Ready for Review-Document Uploaded.
Disagree regarding the citation for property located on XXX. The UW did not double count the rental income/loss on this property. The UW qualified the borrower with a loss of $589.99 per month, deducting the amount in the employment calculation (See the comment on the transmittal summary provided). Total liabilities in the amount of $12270.95 is comprised of the following: Subj PITI - $5791.48, Consumer debt - $6061.00, Rental from XXX -$272.04 and rental loss from XXX - $146.43. While the property may have been included on the final application, as prepared by the Correspondent, there was no net rental amount for Whelles included in the ATR calculation done by the underwriter.

Please see the attached Transmittal Summary and UW Worksheet showing their final figures. - Seller-07/26/2021
 Ready for Review-Document Uploaded. Please see attached Property tax and HOI for property located at 7XXX.
Please see attached mortgage statement for property located at XXX. The borrower elected to escrow his taxes and insurance. UW was conservative and did not use the rental income for qualification, and only use the rental income to offset monthly PITI, Please see attached rental income worksheet - Seller-07/23/2021

																								Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of QM: Safe Harbor (SH).
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.028242424242424242

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 75 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$940,000.00	TX	Primary Residence	Purchase	NA
494421290			D	A	D	A	C	A	A	A	Closed	FCRE1660	2021-07-19 21:35	2021-07-27 10:27	Resolved	3 - Material	C	A	Credit	QM/ATR	ATR: All Liabilities, Including Alimony And/Or Child Support, Not Included in DTI
Ready for Review-Document Uploaded. Please see attached Property tax and HOI for property located at XXX.
Please see attached mortgage statement for property located at 6108 Whelless CV. The borrower elected to escrow his taxes and insurance. UW was conservative and did not use the rental income for qualification, and only use the rental income to offset monthly PITI, Please see attached rental income worksheet - Seller-07/23/2021
Open-ATR:  All Liabilities, Including Alimony And/Or Child Support, Not Included in DTI. Missing documentation of taxes and insurance on XXX and Taxes and insurance on XXX. - Due Diligence Vendor-07/19/2021
																							Ready for Review-Document Uploaded. Please see attached Property tax and HOI for property located at XXX. Please see attached mortgage statement for property located at XXX. The borrower elected to escrow his taxes and insurance. UW was conservative and did not use the rental income for qualification, and only use the rental income to offset monthly PITI, Please see attached rental income worksheet - Seller-07/23/2021	Resolved-Rental Income documentation provided. Finding resolved.
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.028242424242424242

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 75 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$940,000.00	TX	Primary Residence	Purchase	NA
494421290			D	A	D	A	C	A	A	A	Closed	FCRE7497	2021-07-19 21:39	2021-07-24 16:57	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation of PITI for XXX provided. - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. - Seller-07/23/2021 Open-Missing documentation of taxes and insurance on XXXX and Taxes and insurance on XXXt. - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. - Seller-07/23/2021	Resolved-Documentation of PITI for XXX property provided. - Due Diligence Vendor-07/24/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.028242424242424242

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 75 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																										Please see attached Property tax and HOI for property located at XXX Please see attached mortgage statement for property located at XXX . The borrower elected to escrow his taxes and insurance. UW was conservative and did not use the rental income for qualification, and only use the rental income to offset monthly PITI, Please see attached rental income worksheet	XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$940,000.00	TX	Primary Residence	Purchase	NA
494456038			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$665,000.00	WA	Primary Residence	Purchase	NA
494448552			D	A	D	A	A	A	A	A	Closed	FCRE1198	2021-07-16 15:33	2021-07-23 01:10	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Resolved-Proof of prior residence sale provided with $286K in funds. Audited Reserves of 27 are greater than or equal to Guideline Required Reserves of 6. - Due Diligence Vendor-07/23/2021
Ready for Review-Document Uploaded. Please see the attached seller statement which reflects that the borrower received $286279.41 from the sale of XXXX,  The required cash to close for the current transaction was $213660.45.  Reserves required is $30930.00.  Cash proceeds from the sale of the property is sufficient to cover the cash to close and 6  reserves requirement. - Seller-07/20/2021
Open-Audited Reserves of 0 are less than Guideline Required Reserves of 6. Pending proof of funds from sale of property located at XXXX. - Due Diligence Vendor-07/19/2021
																							Ready for Review-Document Uploaded. Please see the attached seller statement which reflects that the borrower received $XXX from the sale of XXX, The required cash to close for the current transaction was $XXX Reserves required is $30930.00. Cash proceeds from the sale of the property is sufficient to cover the cash to close and 6 reserves requirement. - Seller-07/20/2021	Resolved-Proof of prior residence sale provided with $286K in funds. Audited Reserves of 27 are greater than or equal to Guideline Required Reserves of 6. - Due Diligence Vendor-07/23/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11126099706744869

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$792,000.00	FL	Primary Residence	Purchase	NA
494448552			D	A	D	A	A	A	A	A	Closed	FCRE1145	2021-06-30 21:57	2021-07-22 12:50	Resolved	3 - Material	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Disagree- Title Commitment found in file and has been uploaded. - Seller-07/21/2021 Open-Title Document is missing - Title is required to validate information. Collateral package was not provided. - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. Disagree- Title Commitment found in file and has been uploaded. - Seller-07/21/2021	Resolved-Title Document is fully Present - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11126099706744869

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$792,000.00	FL	Primary Residence	Purchase	NA
494507898			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-19 12:57	2021-07-27 09:50	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-null - Due Diligence Vendor-07/27/2021

Ready for Review-Document Uploaded. Disagree. The borrower is an owner/partner of an accounting firm. The firm provides compensation to the borrower that is reported on a K-1. The borrower reports his income on Sch E and pay self-employment taxes (see attached). The borrower does not report W-2 wages and therefore is not an employee of the firm. The pay stub requirement, as outline in Appendix Q's B. Salary, Wage and Other Forms of Income section does not apply as the borrower does not receive employment wages. The borrower's earnings are instead distributions of profits from a corporation in which the borrower owns less than 25%.

The file contains 2018 & 2019 returns, 2020 K-1, bank statements showing deposits from KPMG and a verification of business/employment. The documentation is sufficient in evidencing the borrower's ability to repay. - Seller-07/26/2021

Open-Client disagrees, however per paystub borrower is receiving semi monthly paystubs required per appendix Q. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Disagree, paystub not required.  Borrower is not technically self employed as he owns less than 1% of the company, but he was qualified with K1 income.  Please see attached 2020 income and partnership account documentation for the last quarter 2020 and first third of 2021 along with LOX stating how income is received.   - Seller-07/22/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Missing borrower 1 pay stubs. - Due Diligence Vendor-07/19/2021

Ready for Review-Document Uploaded. Disagree. The borrower is an owner/partner of an accounting firm. The firm provides compensation to the borrower that is reported on a K-1. The borrower reports his income on Sch E and pay self-employment taxes (see attached). The borrower does not report W-2 wages and therefore is not an employee of the firm. The pay stub requirement, as outline in Appendix Q's B. Salary, Wage and Other Forms of Income section does not apply as the borrower does not receive employment wages. The borrower's earnings are instead distributions of profits from a corporation in which the borrower owns less than 25%.

The file contains 2018 & 2019 returns, 2020 K-1, bank statements showing deposits from KPMG and a verification of business/employment. The documentation is sufficient in evidencing the borrower's ability to repay. - Seller-07/26/2021

 Ready for Review-Document Uploaded. Disagree, paystub not required.  Borrower is not technically self employed as he owns less than 1% of the company, but he was qualified with K1 income.  Please see attached 2020 income and partnership account documentation for the last quarter 2020 and first third of 2021 along with LOX stating how income is received.   - Seller-07/22/2021

																								Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of QM: Safe Harbor (SH).	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 771 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10451341399263546		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,302,500.00	CA	Primary Residence	Refinance	Cash Out - Other
494507898			D	A	D	A	C	A	A	A	Closed	FCRE1330	2021-07-13 14:11	2021-07-27 09:49	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing
Resolved-After further review, exception is invalid. A two year average of K1 income was used to qualify, pay stubs are not required. - Due Diligence Vendor-07/27/2021

Ready for Review-Document Uploaded. Disagree. The borrower is an owner/partner of an accounting firm. The firm provides compensation to the borrower that is reported on a K-1. The borrower reports his income on Sch E and pay self-employment taxes (see attached). The borrower does not report W-2 wages and therefore is not an employee of the firm. The pay stub requirement, as outline in Appendix Q's B. Salary, Wage and Other Forms of Income section does not apply as the borrower does not receive employment wages. The borrower's earnings are instead distributions of profits from a corporation in which the borrower owns less than 25%.

The file contains 2018 & 2019 returns, 2020 K-1, bank statements showing deposits from KPMG and a verification of business/employment. The documentation is sufficient in evidencing the borrower's ability to repay.
 - Seller-07/26/2021

Open-Client disagrees, however per paystub borrower is receiving semi monthly paystubs required per appendix Q. - Due Diligence Vendor-07/24/2021

Ready for Review-Client disagrees, however per paystub borrower is receiving semi monthly paystubs required per appendix Q. - Due Diligence Vendor-07/24/2021

Ready for Review-Disagree, paystub not required.  Borrower is not technically self employed as he owns less than 1% of the company, but he was qualified with K1 income.  Please see attached 2020 income and partnership account documentation for the last quarter 2020 and first third of 2021 along with LOX stating how income is received.   - Seller-07/22/2021

Open-Borrower 1 Paystubs Missing - Due Diligence Vendor-07/19/2021

Open-Missing verification of YTD earnings for primary employer with .054% ownership stake held. - Due Diligence Vendor-07/13/2021

Ready for Review-Document Uploaded. Disagree. The borrower is an owner/partner of an accounting firm. The firm provides compensation to the borrower that is reported on a K-1. The borrower reports his income on Sch E and pay self-employment taxes (see attached). The borrower does not report W-2 wages and therefore is not an employee of the firm. The pay stub requirement, as outline in Appendix Q's B. Salary, Wage and Other Forms of Income section does not apply as the borrower does not receive employment wages. The borrower's earnings are instead distributions of profits from a corporation in which the borrower owns less than 25%.

The file contains 2018 & 2019 returns, 2020 K-1, bank statements showing deposits from KPMG and a verification of business/employment. The documentation is sufficient in evidencing the borrower's ability to repay.
 - Seller-07/26/2021

 Ready for Review-Client disagrees, however per paystub borrower is receiving semi monthly paystubs required per appendix Q. - Due Diligence Vendor-07/24/2021

 Ready for Review-Disagree, paystub not required.  Borrower is not technically self employed as he owns less than 1% of the company, but he was qualified with K1 income.  Please see attached 2020 income and partnership account documentation for the last quarter 2020 and first third of 2021 along with LOX stating how income is received.   - Seller-07/22/2021

																								Resolved-After further review, exception is invalid. A two year average of K1 income was used to qualify, pay stubs are not required. - Due Diligence Vendor-07/27/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 771 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10451341399263546		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,302,500.00	CA	Primary Residence	Refinance	Cash Out - Other
494568800			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,075,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494479413			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$977,300.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494423577			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-07-20 21:21	2021-08-01 22:08	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-08/01/2021 Resolved-Documentation of XXX payoff provided. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. See attached payoff statement from XXX showing monthly liability of $255 is paid off. Liability payoff verifies DTI of 42.9 - Seller-07/21/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Audit calculated DTI > 43%. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. See attached payoff statement from XXX showing monthly liability of $255 is paid off. Liability payoff verifies DTI of 42.9 - Seller-07/21/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-08/01/2021 Resolved-Documentation of BOA payoff provided. - Due Diligence Vendor-07/23/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 22 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 48.36% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 48.36% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,549,000.00	MD	Primary Residence	Purchase	NA
494423577			C	A	C	A	C	A	A	A	Closed	finding-3476	2021-07-20 21:26	2021-08-01 22:08	Resolved	3 - Material	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test
Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying /DTI is 43.00% - Due Diligence Vendor-08/01/2021
Ready for Review-Document Uploaded. See attached payoff statement from BOA showing monthly liability of $255 is paid off. Liability payoff verifies DTI of 42.9 - Seller-07/21/2021
Open-Audited DTI = 44.08%. Lender DTI = 42.997%. Other liabilities per the credit report dated 5/XX/21 total $2163. Lender other liabilities total $1893. Final CD does not reflect evidence of any other debt payoff. - Due Diligence Vendor-07/20/2021
																							Ready for Review-Document Uploaded. See attached payoff statement from XXX showing monthly liability of $255 is paid off. Liability payoff verifies DTI of 42.9 - Seller-07/21/2021	Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying /DTI is 43.00% - Due Diligence Vendor-08/01/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 22 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 48.36% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 48.36% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,549,000.00	MD	Primary Residence	Purchase	NA
494424433			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-07-13 19:40	2021-07-24 14:34	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021 Ready for Review-Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-07/22/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/13/2021	Ready for Review-Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-07/22/2021	Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 773 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$750,000.00	AZ	Primary Residence	Refinance	Rate and Term
494424433			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-07-13 19:40	2021-07-24 14:34	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-07/22/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/13/2021	Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-07/22/2021	Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 773 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$750,000.00	AZ	Primary Residence	Refinance	Rate and Term
494424433			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-07-13 19:40	2021-07-24 14:34	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. Disagree - Approved COC found in file under COC History for fee increases. COC has been uploaded. No violation found. - Seller-07/22/2021
Open-Discount points $95 were added to 6/XX CD without a valid COC. - Due Diligence Vendor-07/21/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $95.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Disagree - Approved COC found in file under COC History for fee increases. COC has been uploaded. No violation found. - Seller-07/22/2021	Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 773 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$750,000.00	AZ	Primary Residence	Refinance	Rate and Term
494424433			C	A	A	A	C	A	A	A	Closed	finding-3545	2021-07-21 13:01	2021-07-24 14:34	Resolved	3 - Material	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test
Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Disagree - Approved COC found in file under COC History. No Revised CD was provided to the borrower. See attached Loan Summary Report. No violation found. - Seller-07/22/2021

Open-This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 ,  12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on Memorial Day (05/31/2021)PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Disagree - Approved COC found in file under COC History. No Revised CD was provided to the borrower. See attached Loan Summary Report. No violation found. - Seller-07/22/2021	Resolved-COC for discount fee applied. - Due Diligence Vendor-07/24/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 773 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$750,000.00	AZ	Primary Residence	Refinance	Rate and Term
494416062			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-07-11 03:14	2021-07-22 15:31	Resolved	3 - Material	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Updated policy with effective dates updated provided. - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. Hazard Insurance Policy coverage effective 05/XX/2021 to 05/XX/2022 has been received and uploaded. - Seller-07/20/2021 Open-Hazard Insurance Effective Date of 06-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/11/2021	Ready for Review-Document Uploaded. Hazard Insurance Policy coverage effective 05/27/2021 to 05/27/2022 has been received and uploaded. - Seller-07/20/2021	Resolved-Updated policy with effective dates updated provided. - Due Diligence Vendor-07/22/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18809829059829059

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$749,600.00	NC	Primary Residence	Purchase	NA
494440138			D	A	D	A	A	A	A	A	Closed	FCRE1347	2021-07-09 19:31	2021-07-21 19:24	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. No income was used fromXXX and XXX, only a loss, so CPA or verification is not required for those two businesses. As it was a loss, if the business shut down it would only be to borrower's benefit. Please see attached funding VOEs for VXXX. - Seller-07/19/2021 Open-Missing VOE 10 days prior to closing for XXX, XXX, and XXX - Due Diligence Vendor-07/09/2021	Ready for Review-Document Uploaded. No income was used from XXX and XXX, only a loss, so CPA or verification is not required for those two businesses. As it was a loss, if the business shut down it would only be to borrower's benefit. Please see attached funding VOEs for XXX. - Seller-07/19/2021	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/21/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 229 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$847,000.00	CO	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494440138			D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-07-09 19:31	2021-07-21 19:24	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Please see attached funding VOEs for XXXX. - Seller-07/19/2021 Open-Missing VOE 10 days prior to closing for XXX - Due Diligence Vendor-07/09/2021	Ready for Review-Document Uploaded. Please see attached funding VOEs for XXX. - Seller-07/19/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/21/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 229 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$847,000.00	CO	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494420178			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$700,000.00	CO	Primary Residence	Refinance	Cash Out - Other
494429927			D	A	D	A	A	A	C	A	Closed	FCRE1316	2021-07-10 00:31	2021-07-21 19:16	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 VOE provided prior to consummation confirming current employment. Finding resolved. - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Please see attached funding VOE performed the day before closing. - Seller-07/19/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Please see attached funding VOE performed the day before closing. - Seller-07/19/2021	Resolved-Borrower 1 VOE provided prior to consummation confirming current employment. Finding resolved. - Due Diligence Vendor-07/21/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$740,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494429927			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-11 15:25	2021-07-21 17:37	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/11/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/21/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$740,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494408624			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$671,200.00	FL	Primary Residence	Purchase	NA
494419212			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-11 16:35	2021-07-30 13:20	Resolved	3 - Material	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/30/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/11/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/30/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$1,048,000.00	NY	Primary Residence	Purchase	NA
494415945			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$614,400.00	CT	Primary Residence	Purchase	NA
494588157			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$972,000.00	FL	Primary Residence	Refinance	Rate and Term
494485589			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$943,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494410179			A	A	A	A	A	A	A	A							A	A										QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$595,000.00	CA	Primary Residence	Purchase	NA
494427464			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	NJ	Primary Residence	Purchase	NA
494421032			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$666,000.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494488994			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,754,000.00	CA	Primary Residence	Refinance	Rate and Term
494401068			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,475,000.00	CA	Primary Residence	Purchase	NA
494388961			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-15 21:27	2021-07-23 19:46	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Ready for Review-Document Uploaded. The HOI shows adequate coverage. See RCE attachment. - Seller-07/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien $XXX. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. The HOI shows adequate coverage. See RCE attachment. - Seller-07/21/2021	Resolved-RCE provided. Adequate HOI dwelling provided.
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 80% Is Below The Guideline Maximum Of 95% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 797 is Greater Than The Guideline Minimum Of 620 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 95% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0012
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$704,000.00	AZ	Primary Residence	Purchase	NA
494427996			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$704,000.00	FL	Primary Residence	Purchase	NA
494418641			C	A	A	A	C	A	A	A	Closed	FCOM4227	2021-07-16 16:56	2021-07-23 18:40	Resolved	3 - Material	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Initial CD provided. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. ICD dated 05/XX/21 in file. See attachment. - Seller-07/21/2021 Open-Missing Inital Closing Disclosure. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. ICD dated 05/XX/21 in file. See attachment. - Seller-07/21/2021	Resolved-Initial CD provided. - Due Diligence Vendor-07/23/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10893805309734514

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 21 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$895,000.00	TX	Primary Residence	Refinance	Rate and Term
494480181			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$717,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494767489			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$808,000.00	CA	Primary Residence	Purchase	NA
494431890			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$588,000.00	IL	Primary Residence	Purchase	NA
494417637			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$863,688.00	TX	Primary Residence	Purchase	NA
494420662			D	A	D	A	C	A	A	A	Closed	FCRE1319	2021-07-07 21:06	2021-07-22 14:41	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 Personal Tax Returns Missing	Resolved-Per Guideliens, tax returns are not required. - Due Diligence Vendor-07/22/2021 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. The borrower is non-self-employed. As per attached guidelines the personal tax return is not required. - Seller-07/20/2021 Open-Borrower 1 Personal Tax Returns Missing-Missing 2019/2018 signed 1040 tax returns - Due Diligence Vendor-07/07/2021	Ready for Review-Document Uploaded. The borrower is non-self-employed. As per attached guidelines the personal tax return is not required. - Seller-07/20/2021	Resolved-Per Guideliens, tax returns are not required. - Due Diligence Vendor-07/22/2021 Resolved-Borrower 1 Personal Tax Returns Provided - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.16172069192918379

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,292,000.00	WA	Primary Residence	Purchase	NA
494420662			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-20 04:14	2021-07-22 14:40	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/22/2021 Ready for Review-Document Uploaded. The borrower is non-self-employed. As per attached guidelines the personal tax return is not required. - Seller-07/20/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Pending signed personal tax returns. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. The borrower is non-self-employed. As per attached guidelines the personal tax return is not required. - Seller-07/20/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/22/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.16172069192918379

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 806 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,292,000.00	WA	Primary Residence	Purchase	NA
494422521			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$608,500.00	GA	Primary Residence	Refinance	Rate and Term
494427410			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$925,000.00	FL	Primary Residence	Refinance	Rate and Term
494501446			B	B	A	A	B	B	A	A	Closed	FCOM1266	2021-07-13 18:24	2021-07-28 14:41	Acknowledged	2 - Non-Material	B	B	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Missing	Acknowledged-Acknowledged by client. - Due Diligence Vendor-07/28/2021 Ready for Review-Agree -This is a non material finding. - Seller-07/27/2021 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-07/13/2021	Ready for Review-Agree -This is a non material finding. - Seller-07/27/2021	Acknowledged-Acknowledged by client. - Due Diligence Vendor-07/28/2021	Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7.17 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$736,500.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494432901			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$640,000.00	NC	Primary Residence	Purchase	NA
494399059			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$800,000.00	KS	Primary Residence	Purchase	NA
494475225			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$592,000.00	CA	Primary Residence	Refinance	Rate and Term
494431178			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$750,000.00	AZ	Second Home	Purchase	NA
494518621			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-21 14:59	2021-07-27 19:47	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/27/2021
Open-Verification of business dated 12/XX/20 was not within 30 days prior to closing and therefore not sufficient. Business bank statements are not sufficient to document verification of business per appendix Q. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree. An initial verification of the borrower's business was completed Dec XX, 2020. See the attached. The bank statement has been provided to evidence that the business is still operational at time of consummation.
The documentation verifying employment is acceptable.
 - Seller-07/26/2021
Open-Appendix Q requires verification of business dated within 30 days prior to closing. Bank statements provided are not sufficient. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statement for business show withdrawals and significant deposits throughout April. This demonstrates the business was still active and operating. - Seller-07/23/2021
Open-Missing verification of business dated within 30 days prior to closing. - Due Diligence Vendor-07/21/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-07/21/2021

Ready for Review-Document Uploaded. Disagree. An initial verification of the borrower's business was completed Dec XX, 2020. See the attached. The bank statement has been provided to evidence that the business is still operational at time of consummation.
The documentation verifying employment is acceptable.
 - Seller-07/26/2021
 Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statement for business show withdrawals and significant deposits throughout April. This demonstrates the business was still active and operating. - Seller-07/23/2021

																								Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-07/27/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10.8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 789 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 18.08 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.08 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,435,000.00	AZ	Primary Residence	Refinance	Rate and Term
494518621			D	A	D	A	C	A	A	A	Closed	FCRE1495	2021-07-21 14:59	2021-07-27 19:47	Resolved	3 - Material	C	A	Credit	QM/ATR	ATR: Current Employment Not Verified
Resolved-Verification of self employed business provided.  - Due Diligence Vendor-07/27/2021
Open-Verification of business dated 12/XX/20 was not within 30 days prior to closing and therefore not sufficient. Business bank statements are not sufficient to document verification of business per appendix Q. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree. An initial verification of the borrower's business was completed Dec XX, 2020. See the attached. The bank statement has been provided to evidence that the business is still operational at time of consummation.
The documentation verifying employment is acceptable.
 - Seller-07/26/2021
Open-Appendix Q requires verification of business dated within 30 days prior to closing. Bank statements provided are not sufficient. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statement for business show withdrawals and significant deposits throughout April. This demonstrates the business was still active and operating. - Seller-07/23/2021
Open-ATR:  Current Employment Not Verified. VOE is dated post closed. Missing verification of business dated within 30 days of closing. - Due Diligence Vendor-07/21/2021

Ready for Review-Document Uploaded. Disagree. An initial verification of the borrower's business was completed Dec XX, 2020. See the attached. The bank statement has been provided to evidence that the business is still operational at time of consummation.
The documentation verifying employment is acceptable.
 - Seller-07/26/2021
 Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statement for business show withdrawals and significant deposits throughout April. This demonstrates the business was still active and operating. - Seller-07/23/2021

																								Resolved-Verification of self employed business provided. - Due Diligence Vendor-07/27/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10.8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 789 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 18.08 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.08 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,435,000.00	AZ	Primary Residence	Refinance	Rate and Term
494518621			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-07-14 12:36	2021-07-27 19:25	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/27/2021
Open-Verification of business dated 12/XX/20 was not within 30 days prior to closing and therefore not sufficient. Business bank statements are not sufficient to document verification of business per appendix Q. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Disagree. An initial verification of the borrower's business was completed Dec XX, 2020. See the attached. The bank statement has been provided to evidence that the business is still operational at time of consummation.
The documentation verifying employment is acceptable.
 - Seller-07/26/2021
Open-Appendix Q requires verification of business dated within 30 days prior to closing. Bank statements provided are not sufficient. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statement for business show withdrawals and significant deposits throughout April. This demonstrates the business was still active and operating. - Seller-07/23/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/21/2021
Open-File does not contain an updated third party verification of borrowers' business dated within 30 days of closing.  Search in file is dated in December; closed the following May. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. Disagree. An initial verification of the borrower's business was completed DecXX, 2020. See the attached. The bank statement has been provided to evidence that the business is still operational at time of consummation.
The documentation verifying employment is acceptable.
 - Seller-07/26/2021
 Ready for Review-Document Uploaded. This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".  Bank statement for business show withdrawals and significant deposits throughout April. This demonstrates the business was still active and operating. - Seller-07/23/2021

																								Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/27/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10.8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 789 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 18.08 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.08 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,435,000.00	AZ	Primary Residence	Refinance	Rate and Term
494519266			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$685,000.00	MI	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430592			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-13 21:46	2021-07-26 15:22	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/13/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$753,250.00	CA	Primary Residence	Purchase	NA
494385593			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-20 22:45	2021-07-29 17:53	Resolved	3 - Material	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$672,000.00	NY	Primary Residence	Purchase	NA
494407776			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$954,000.00	WA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494431380			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$880,000.00	NC	Primary Residence	Purchase	NA
494421383			C	A	C	A	A	A	A	A	Closed	FCRE1254	2021-07-08 15:02	2021-07-24 13:46	Resolved	3 - Material	C	A	Credit	Title	Property Title Issue	Resolved-Received release of commencements to clear title. - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. Title documents have been received and uploaded. - Seller-07/22/2021 Open-Notice of Commencements for unspecified amounts listed on preliminary title. Proof release of commencements is required. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Title documents have been received and uploaded. - Seller-07/22/2021	Resolved-Received release of commencements to clear title. - Due Diligence Vendor-07/24/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 64 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 25 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,539,835.00	FL	Primary Residence	Purchase	NA
494430497			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$976,000.00	CA	Primary Residence	Refinance	Rate and Term
494419972			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,000,000.00	GA	Primary Residence	Purchase	NA
494426869			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-15 16:22	2021-07-28 02:31	Resolved	3 - Material	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-07/15/2021		Resolved-Desk review provided with a value of $XXX or 0% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$776,250.00	WA	Second Home	Refinance	Cash Out - Other
494420223			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,107,000.00	WA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494438410			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$924,000.00	IL	Primary Residence	Purchase	NA
494410549			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$682,000.00	KS	Primary Residence	Purchase	NA
494397936			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$685,398.00	FL	Primary Residence	Purchase	NA
494436197			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,312,500.00	TX	Primary Residence	Purchase	NA
494418111			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-20 20:39	2021-08-01 22:10	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-08/01/2021 Resolved-Year to date P&L provided. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. YTD PL is located in the file Please see attachment. - Seller-07/21/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Missing YTD P&L statements as the loan closed 5 months after 2020 tax returns. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. YTD PL is located in the file Please see attachment. - Seller-07/21/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-08/01/2021 Resolved-Year to date P&L provided. - Due Diligence Vendor-07/23/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 796 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,160,000.00	CA	Primary Residence	Purchase	NA
494418111			D	A	D	A	C	A	A	A	Closed	FCRE1326	2021-07-14 20:31	2021-07-23 19:48	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 1 YTD Profit & Loss Missing	Ready for Review-Document Uploaded. YTD PL is located in the file Please see attachment. - Seller-07/21/2021 Open-Borrower 1 YTD Profit & Loss Missing for S/E business - Berdels. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. YTD PL is located in the file Please see attachment. - Seller-07/21/2021	Resolved-YTD PL provided. Finding resolved.
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 796 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,160,000.00	CA	Primary Residence	Purchase	NA
494418111			D	A	D	A	C	A	A	A	Closed	FCRE1356	2021-07-14 20:31	2021-07-23 19:48	Resolved	3 - Material	D	A	Credit	Missing Doc - Income	Borrower 2 YTD Profit & Loss Missing	Ready for Review-Document Uploaded. YTD PL is located in the file Please see attachment. - Seller-07/21/2021 Open-Borrower 2 YTD Profit & Loss Missing for S/E business - Berdels. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. YTD PL is located in the file Please see attachment. - Seller-07/21/2021	Resolved-YTD PL provided. Finding resolved.
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 796 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,160,000.00	CA	Primary Residence	Purchase	NA
494418291			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$959,200.00	TX	Primary Residence	Refinance	Cash Out - Debt Consolidation
494415351			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$679,600.00	TX	Primary Residence	Purchase	NA
494424196			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$920,000.00	RI	Primary Residence	Purchase	NA
494469205			C	A	A	A	C	A	A	A	Closed	finding-3635	2021-07-16 16:51	2021-07-23 19:06	Resolved	3 - Material	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test
Resolved-Corrected Section C fees to Borrower Chosen per SPL. - Due Diligence Vendor-07/23/2021

Ready for Review-Disagree - The borrower shopped for title services per the SSPL so the title Fees are non testable fees. No violation occurred. - Seller-07/21/2021

Open-Fees listed in section B of initial LE moved to section C on initial/final cd. COC was not provided. Provider is not listed on the creditor list. - Due Diligence Vendor-07/21/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($9,766.00) exceed the comparable charges ($301.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-07/16/2021
																							Ready for Review-Disagree - The borrower shopped for title services per the SSPL so the title Fees are non testable fees. No violation occurred. - Seller-07/21/2021	Resolved-Corrected Section C fees to Borrower Chosen per SPL. - Due Diligence Vendor-07/23/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 165 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 794 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09914587332053743			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	FL	Primary Residence	Purchase	NA
494469205			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-07-16 16:51	2021-07-23 19:06	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Corrected Section C fees to Borrower Chosen per SPL. - Due Diligence Vendor-07/23/2021 Ready for Review-Disagree reimbursement is not required due to no violation found. - Seller-07/21/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/16/2021	Ready for Review-Disagree reimbursement is not required due to no violation found. - Seller-07/21/2021	Resolved-Corrected Section C fees to Borrower Chosen per SPL. - Due Diligence Vendor-07/23/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 165 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 794 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09914587332053743			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	FL	Primary Residence	Purchase	NA
494469205			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-07-16 16:51	2021-07-23 19:06	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Corrected Section C fees to Borrower Chosen per SPL. - Due Diligence Vendor-07/23/2021 Ready for Review-Document Uploaded. Disagree reimbursement is not required due to no violation found. Please see Predatory Worksheet attached. - Seller-07/21/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/16/2021	Ready for Review-Document Uploaded. Disagree reimbursement is not required due to no violation found. Please see Predatory Worksheet attached. - Seller-07/21/2021	Resolved-Corrected Section C fees to Borrower Chosen per SPL. - Due Diligence Vendor-07/23/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 165 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 794 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09914587332053743		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	FL	Primary Residence	Purchase	NA
494477853			C	A	C	A	A	A	A	A	Closed	FCRE8946	2021-07-14 14:42	2021-07-24 17:57	Resolved	3 - Material	C	A	Credit	Income	Income documentation expiration dates
Resolved-null - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. New response: Disagree. The Correspondent provided two documents. A Verbal VOE show is dated 04/XX/2021, the day of consummation. A subsequent document was pulled post consummation. The verbal VOE is sufficient to demonstrate that the borrower was employed at the time of consummation. - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. Please see attached verbal completed on date of close.  Please also see relevant page of report pulled by underwriter showing business verified on 3/XX/21.  This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".   Please also see attached paystubs showing the borrower was being paid in March & April as additional supporting documentation. - Seller-07/22/2021
Open-Third party verification of borrower's business was obtained on 2/XX/21, which expired prior to closing, and 4/XX/21 which is dated after settlement.  Validation of review prior to closing is required. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. New response: Disagree. The Correspondent provided two documents. A Verbal VOE show is dated 04/15/2021, the day of consummation. A subsequent document was pulled post consummation. The verbal VOE is sufficient to demonstrate that the borrower was employed at the time of consummation. - Due Diligence Vendor-07/24/2021
 Ready for Review-Document Uploaded. Please see attached verbal completed on date of close.  Please also see relevant page of report pulled by underwriter showing business verified on 3/XX/21.  This is non-material as Appendix Q does not require VVOE completed within 10 days prior to the Note date.  As per Appendix Q :" the creditor must require the consumer to explain any gaps in employment that span one or more months".   Please also see attached paystubs showing the borrower was being paid in March & April as additional supporting documentation. - Seller-07/22/2021

																								Resolved-VOE provided date of consummation provided.
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24605273545433015

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15.50 Years

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																										Document Uploaded. New response: Disagree. The Correspondent provided two documents. A Verbal VOE show is dated 04/XX/2021, the day of consummation. A subsequent document was pulled post consummation. The verbal VOE is sufficient to demonstrate that the borrower was employed at the time of consummation.	XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,050,000.00	TX	Second Home	Refinance	Rate and Term
494400164			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$995,000.00	HI	Second Home	Purchase	NA
494408416			C	A	C	A	C	A	A	A	Closed	finding-3632	2021-07-19 12:36	2021-07-28 14:09	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-07/28/2021 Ready for Review-COC received for increase in transfer taxes. Lender cure applied to appraisal fee. - Seller-07/27/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/19/2021	Ready for Review-COC received for increase in transfer taxes. Lender cure applied to appraisal fee. - Seller-07/27/2021	Resolved-Resolved - Due Diligence Vendor-07/28/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 32.76% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.50 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09127129750982962

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	GA	Primary Residence	Purchase	NA
494408416			C	A	C	A	C	A	A	A	Closed	finding-3631	2021-07-19 12:36	2021-07-28 14:09	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-07/28/2021 Ready for Review-COC received for increase in transfer taxes. Lender cure applied to appraisal fee. - Seller-07/27/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/19/2021	Ready for Review-COC received for increase in transfer taxes. Lender cure applied to appraisal fee. - Seller-07/27/2021	Resolved-Resolved - Due Diligence Vendor-07/28/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 32.76% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.50 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09127129750982962

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	GA	Primary Residence	Purchase	NA
494408416			C	A	C	A	C	A	A	A	Closed	finding-3634	2021-07-19 12:36	2021-07-28 14:09	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-Resolved - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. COC received for increase in transfer taxes. Lender cure applied to appraisal fee. - Seller-07/27/2021

Open-Provide COC for increase in appraisal fee from $600 to $760. Additionally, transfer tax increased from $3,935 to $4016.32 (includes 182.68 credit for costs above legal limit). - Due Diligence Vendor-07/21/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $241.32.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. COC received for increase in transfer taxes. Lender cure applied to appraisal fee. - Seller-07/27/2021	Resolved-Resolved - Due Diligence Vendor-07/28/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 32.76% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.50 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09127129750982962

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	GA	Primary Residence	Purchase	NA
494408416			C	A	C	A	C	A	A	A	Closed	FCRE1198	2021-07-16 13:35	2021-07-23 19:42	Resolved	3 - Material	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Ready for Review-Document Uploaded. Please see CD from concurrent sale of coborrowerXXXs property from file, showing she netted $159,550.87 on line N-10.  This  $159,550.87 net proceeds makes up the shortage. - Seller-07/21/2021
Open-The following accounts were included XX Checking , XXChecking $9100, XX 401K $29222, XXs $20993, XXX $18475, XXX $102956 = totaling $217390.98. Cash required to close per final CD is $225795.02. - Due Diligence Vendor-07/21/2021
Open-Audited Reserves of 0 are less than Guideline Required Reserves of 6. After cash required to close borrower is short funds to close $-8,404.03. No reserves can be noted. - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Please see CD from concurrent sale of coborrower XX's property from file, showing she netted $159,550.87 on line N-10. This $159,550.87 net proceeds makes up the shortage. - Seller-07/21/2021	Resolved-Audited reserves updated to 27 months based on missing documentation. Findings resolved.
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 32.76% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.50 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09127129750982962

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$988,000.00	GA	Primary Residence	Purchase	NA
494406720			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-14 16:07	2021-07-26 17:20	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $XXX. HOI dwelling $ XX. Dwelling coverage exceeds RCE. Finding resolved. - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. Disagree - we have sufficient coverage. Please see attachment. - Seller-07/26/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less Subject Lien of $XX. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Disagree - we have sufficient coverage. Please see attachment. - Seller-07/26/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX. HOI dwelling $ XXX. Dwelling coverage exceeds RCE. Finding resolved. - Due Diligence Vendor-07/26/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.155093984962406

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 756 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$830,000.00	WA	Primary Residence	Refinance	Rate and Term
494394157			D	A	D	A	A	A	A	A	Closed	FCRE2371	2021-07-14 11:20	2021-07-30 13:18	Resolved	3 - Material	D	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property	Resolved-Closing statement provided to verify sale of departure residence. - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. The Seller CD as well as evidence of the Quicken Loan Release being recorded have been uploaded. - Seller-07/29/2021 Open-File does not contain verification of sale of departure residence confirming payoff of lien, and evidence of proceeds used for cash to close. - Due Diligence Vendor-07/14/2021	Ready for Review-Document Uploaded. The Seller CD as well as evidence of the XXX Release being recorded have been uploaded. - Seller-07/29/2021	Resolved-Closing statement provided to verify sale of departure residence. - Due Diligence Vendor-07/30/2021			XXXXXXX	QM: GSE Temporary QM - SH	QM: GSE Temporary QM - SH	$596,000.00	NY	Primary Residence	Purchase	NA
494401065			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$852,000.00	CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494426503			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$902,000.00	CA	Primary Residence	Refinance	Rate and Term
494416358			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$1,237,000.00	CA	Primary Residence	Refinance	Rate and Term
494499057			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-21 22:28	2021-07-27 18:44	Resolved	3 - Material	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Ready for Review-Document Uploaded. The underwriter included the full PITI in the total expense ratio for XXX. Lease agreement is not required. See attached 1008 Transmittal, mortgage statement, property tax bill and hazard insurance. - Seller-07/26/2021
Open-Exception remains for copy of lease agreement on XXX- Due Diligence Vendor-07/24/2021
Ready for Review-Exception remains for copy of lease agreement on XXX - Due Diligence Vendor-07/24/2021
Ready for Review-Document Uploaded. See attached Work Number VOE verified on 05/05/2021. - Seller-07/22/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending. Missing VOE within 30 days of closing. - Due Diligence Vendor-07/22/2021
																							Ready for Review-Document Uploaded. The underwriter included the full PITI in the total expense ratio for XXX. Lease agreement is not required. See attached 1008 Transmittal, mortgage statement, property tax bill and hazard insurance. - Seller-07/26/2021 Ready for Review-Exception remains for copy of lease agreement on XXX - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. See attached Work Number VOE verified on 05/05/2021. - Seller-07/22/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of QM: Safe Harbor (SH).
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0843953488372093

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$910,464.00	CA	Primary Residence	Refinance	Rate and Term
494499057			D	A	D	A	C	A	A	A	Closed	FCRE1495	2021-07-21 22:28	2021-07-27 18:44	Resolved	3 - Material	C	A	Credit	QM/ATR	ATR: Current Employment Not Verified	Resolved-VOE Provided - Due Diligence Vendor-07/24/2021 Ready for Review-Document Uploaded. See attached Work Number VOE verified on 05/XX/2021. - Seller-07/22/2021 Open-ATR: Current Employment Not Verified. Missing VOE dated within 30 days prior to closing. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. See attached Work Number VOE verified on 05/XX/2021. - Seller-07/22/2021	Resolved-VOE Provided - Due Diligence Vendor-07/24/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0843953488372093

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$910,464.00	CA	Primary Residence	Refinance	Rate and Term
494499057			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-07-14 14:09	2021-07-27 10:08	Resolved	3 - Material	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Ready for Review-Document Uploaded. See attached Work Number VOE verified on 05/XX/2021. - Seller-07/22/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing. Missing VOE dated within 30 days prior to closing. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. See attached Work Number VOE verified on 05/XX/2021. - Seller-07/22/2021	Resolved-TWN and VOE provided prior to consummation provided. Finding resolved.
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0843953488372093

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$910,464.00	CA	Primary Residence	Refinance	Rate and Term
494499057			D	A	D	A	C	A	A	A	Closed	FCRE1168	2021-07-21 22:18	2021-07-26 20:45	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-HOI policy with a coverage of $XXX is greater than the RCE provided $XXX. - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. Attached EOI and RCE - Seller-07/26/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien of $XXX - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. Attached EOI and RCE - Seller-07/26/2021	Resolved-HOI policy with a coverage of $XXX is greater than the RCE provided XXX. - Due Diligence Vendor-07/26/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0843953488372093

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 115 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$910,464.00	CA	Primary Residence	Refinance	Rate and Term
494409575			C	A	C	A	C	A	A	A	Closed	finding-3632	2021-07-19 13:58	2021-07-24 14:49	Resolved	3 - Material	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021 Ready for Review-Disagree - Valid COC was found in file and has been provided. Loan passed all testing. - Seller-07/22/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/19/2021	Ready for Review-Disagree - Valid COC was found in file and has been provided. Loan passed all testing. - Seller-07/22/2021	Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06075702075702076

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$595,000.00	NC	Primary Residence	Purchase	NA
494409575			C	A	C	A	C	A	A	A	Closed	finding-3631	2021-07-19 13:58	2021-07-24 14:49	Resolved	3 - Material	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021 Ready for Review-Disagree - Valid COC was found in file and has been provided. Loan passed all testing. - Seller-07/22/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/19/2021	Ready for Review-Disagree - Valid COC was found in file and has been provided. Loan passed all testing. - Seller-07/22/2021	Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06075702075702076

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$595,000.00	NC	Primary Residence	Purchase	NA
494409575			C	A	C	A	C	A	A	A	Closed	finding-3634	2021-07-19 13:58	2021-07-24 14:49	Resolved	3 - Material	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Disagree - Valid COC was found in file and has been provided. - Seller-07/22/2021

Open-$2975 Discount Points were added to initial CD without a documented COC. - Due Diligence Vendor-07/22/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,975.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/19/2021
																							Ready for Review-Document Uploaded. Disagree - Valid COC was found in file and has been provided. - Seller-07/22/2021	Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06075702075702076

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$595,000.00	NC	Primary Residence	Purchase	NA
494409575			C	A	C	A	C	A	A	A	Closed	finding-3536	2021-07-19 14:04	2021-07-24 14:49	Resolved	3 - Material	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test
Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Disagree - ICD in file signed by borrowers on 5/27/2021 which meets the 3 day delivery date test. See attached ICD.  COC in file also meets the delivery date test and has been provided. - Seller-07/22/2021

Open-This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). - Due Diligence Vendor-07/19/2021
																							Ready for Review-Document Uploaded. Disagree - ICD in file signed by borrowers on 5/XX/2021 which meets the 3 day delivery date test. See attached ICD. COC in file also meets the delivery date test and has been provided. - Seller-07/22/2021	Resolved-COC Provided, revised LE added. - Due Diligence Vendor-07/24/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06075702075702076

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$595,000.00	NC	Primary Residence	Purchase	NA
494409575			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-07-16 18:45	2021-07-24 14:38	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Ready for Review-We have sufficent coverage. See attachment. - Seller-07/23/2021 Ready for Review-Document Uploaded. - Seller-07/23/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien $XXX. - Due Diligence Vendor-07/22/2021	Ready for Review-We have sufficent coverage. See attachment. - Seller-07/23/2021 Ready for Review-Document Uploaded. - Seller-07/23/2021	Resolved-RCE provided. Adequate HOI dwelling provided.
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 85 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06075702075702076

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$595,000.00	NC	Primary Residence	Purchase	NA
494471552			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$844,000.00	MT	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494413973			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$682,000.00	CO	Primary Residence	Refinance	Rate and Term
494452737			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$668,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494424205			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$663,000.00	CO	Primary Residence	Purchase	NA
494422401			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$639,200.00	OH	Primary Residence	Purchase	NA
494397856			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-07-15 20:01	2021-07-24 17:32	Resolved	3 - Material	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Ready for Review-Document Uploaded. RCE attached - Seller-07/23/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than Subject Lien of $ XXX - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. RCE attached - Seller-07/23/2021	Resolved-RCE provided. Adequate HOI dwelling provided.	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 779 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years		XXXXXXX	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$713,000.00	FL	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
494430299			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$786,000.00	SC	Primary Residence	Purchase	NA
494419583			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	$792,000.00	CA	Primary Residence	Purchase	NA